AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

AMERICAN BEACON FUNDS

220 East Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 61.15%
CONSUMER DISCRETIONARY - 8.13%
Auto Components - 2.00%
Adient PLCA B	16,254	$1,031,966
Goodyear Tire & Rubber Co.	111,762	3,619,971
Johnson Controls International PLCA	157,259	6,916,251
Magna International, Inc., Class A	91,574	3,963,323

		15,531,511

Automobiles - 1.97%
Ford Motor Co.	105,871	1,308,566
General Motors Co.	247,226	9,050,944
Harley-Davidson, Inc.	13,367	762,454
Honda Motor Co., Ltd., ADRC	30,302	900,575
Toyota Motor Corp., ADRC	28,100	3,252,575

		15,275,114

Hotels, Restaurants & Leisure - 0.36%
Carnival Corp.	22,500	1,246,050
Norwegian Cruise Line Holdings Ltd.B	32,300	1,518,100

		2,764,150

Household Durables - 0.39%
Koninklijke Philips Electronics N.V.	78,041	2,292,845
Tupperware Brands Corp.	12,064	728,183

		3,021,028

Media - 1.79%
CBS Corp., Class BD	62,396	4,023,918
Comcast Corp., Class A	36,519	2,754,263
Discovery Communications, Inc., Class AB	159,584	4,501,230
Omnicom Group, Inc.	8,687	744,042
Scripps Networks Interactive, Inc., Class A	23,800	1,812,608

		13,836,061

Multiline Retail - 0.63%
Michael Kors Holdings Ltd.B	38,813	1,661,585
Target Corp.	49,782	3,209,943

		4,871,528

Specialty Retail - 0.99%
Bed Bath & Beyond, Inc.	40,310	1,626,509
Lowe’s Cos., Inc.	48,200	3,522,456
Signet Jewelers Ltd.	32,000	2,485,440

		7,634,405

Total Consumer Discretionary		62,933,797

CONSUMER STAPLES - 2.04%
Food & Drug Retailing - 0.56%
CVS Caremark Corp.	38,400	3,026,304
Wal-Mart Stores, Inc.	20,006	1,335,200

		4,361,504

Food Products - 0.23%
Bunge Ltd.	11,975	828,790
Kellogg Co.	13,058	949,447

		1,778,237

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
CONSUMER STAPLES - 2.04% (continued)
Tobacco - 1.25%
Altria Group, Inc.	45,281	$3,223,102
Imperial Brands PLC, ADRA C	64,554	3,046,303
Philip Morris International, Inc.	35,348	3,398,003

		9,667,408

Total Consumer Staples		15,807,149

ENERGY - 7.19%
Energy Equipment & Services - 0.17%
Cobalt International Energy, Inc.B	369,480	362,386
Oceaneering International, Inc.	35,600	991,460

		1,353,846

Oil & Gas - 7.02%
Anadarko Petroleum Corp.	58,100	4,039,693
Apache Corp.	55,852	3,341,067
BP PLC, Sponsored ADRA C	336,481	12,106,586
Canadian Natural Resources Ltd.	134,039	4,051,999
Chevron Corp.	23,800	2,650,130
ConocoPhillips	84,534	4,121,878
Devon Energy Corp.	76,382	3,478,436
Hess Corp.	64,398	3,489,084
Kosmos Energy Ltd.B	139,184	910,263
Marathon Oil Corp.	365,720	6,125,810
Marathon Petroleum Corp.	42,016	2,018,869
Murphy Oil Corp.	67,857	1,961,746
Phillips 66	42,842	3,496,764
Royal Dutch Shell PLC, Class A, ADRA C	46,143	2,509,718

		54,302,043

Total Energy		55,655,889

FINANCIALS - 16.46%
Banks - 1.08%
Citizens Financial Group	83,592	3,023,523
PNC Financial Services Group, Inc.	18,061	2,175,628
Popular, Inc.	52,500	2,332,575
Regions Financial Corp.	58,200	838,662

		8,370,388

Diversified Financials - 11.97%
Bank of America Corp.	898,569	20,343,602
Blackstone Group, LPE	157,157	4,813,719
Capital One Financial Corp.	57,739	5,045,811
Citigroup, Inc.	363,565	20,297,834
Goldman Sachs Group, Inc.	7,050	1,616,706
JPMorgan Chase & Co.	160,072	13,546,893
KKR & Co., LPE	378,281	6,566,958
Morgan Stanley	68,939	2,929,218
OneMain Holdings, Inc.B	20,300	454,314
Santander Consumer USA Holdings, Inc.	156,843	2,073,464
SLM Corp.B	153,891	1,828,226
State Street Corp.	35,014	2,668,067

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Diversified Financials - 11.97% (continued)
Synchrony Financial	61,232	$2,193,330
Wells Fargo & Co.	148,605	8,370,920

		92,749,062

Insurance - 3.41%
Allstate Corp.	20,620	1,550,830
American International Group, Inc.	195,412	12,557,175
Berkshire Hathaway, Inc., Class BB	25,613	4,204,118
MetLife, Inc.	57,538	3,130,643
Travelers Cos., Inc.	18,200	2,143,596
XL Group Ltd.	75,200	2,825,264

		26,411,626

Total Financials		127,531,076

HEALTH CARE - 6.52%
Biotechnology - 0.55%
Biogen Idec, Inc.B	4,300	1,192,132
Celgene Corp.B	11,800	1,370,570
Gilead Sciences, Inc.	23,700	1,717,065

		4,279,767

Health Care Equipment & Supplies - 0.77%
Medtronic PLCA	65,216	4,957,720
Zimmer Biomet Holdings, Inc.	8,574	1,014,561

		5,972,281

Health Care Providers & Services - 1.12%
Anthem, Inc.	56,047	8,639,085

Pharmaceuticals - 4.08%
AbbVie, Inc.	42,304	2,585,197
Akorn, Inc.B	51,100	976,010
GlaxoSmithKline PLC, ADRA C	64,421	2,532,390
Horizon Pharma PLCA B	79,713	1,304,902
Jazz Pharmaceuticals PLCA B	7,042	858,561
Johnson & Johnson	33,174	3,756,956
Mallinckrodt PLCA B	36,756	1,791,120
Merck & Co., Inc.	69,169	4,287,785
Mylan N.V.B	38,898	1,480,069
Pfizer, Inc.	186,487	5,917,233
Sanofi, ADRC	149,308	6,088,780

		31,579,003

Total Health Care		50,470,136

INDUSTRIALS - 7.11%
Aerospace & Defense - 2.26%
AerCap Holdings N.V.B	99,800	4,418,146
Boeing Co.	14,953	2,443,619
Embraer S.A., ADRB C	31,800	726,948
General Dynamics Corp.	12,694	2,298,630
Raytheon Co.	25,939	3,739,366
Rockwell Collins, Inc.	27,111	2,460,594
United Technologies Corp.	12,756	1,398,951

		17,486,254

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
INDUSTRIALS - 7.11% (continued)
Airlines - 1.28%
American Airlines Group, Inc.	102,400	$4,531,200
Delta Air Lines, Inc.	113,400	5,357,016

		9,888,216

Construction & Engineering - 0.53%
AECOM Technology Corp.B	37,938	1,401,050
Chicago Bridge & Iron Co., N.V.	44,569	1,480,137
Fluor Corp.	22,300	1,237,650

		4,118,837

Diversified Manufacturing - 0.38%
Eaton Corp., PLCA	41,932	2,967,947

Electrical Equipment - 0.30%
IPG Photonics Corp.	20,200	2,322,798

Industrial Conglomerates - 0.42%
Honeywell International, Inc.	27,533	3,257,705

Machinery - 1.94%
Caterpillar, Inc.	14,664	1,402,758
CNH Industrial N.V.	305,640	2,738,534
Cummins, Inc.	26,297	3,865,922
PACCAR, Inc.	12,739	857,462
Parker Hannifin Corp.	14,407	2,119,702
Reliance Steel & Aluminum Co.	33,177	2,642,548
Terex Corp.	43,470	1,382,346

		15,009,272

Total Industrials		55,051,029

INFORMATION TECHNOLOGY - 7.24%
Communications Equipment - 1.23%
Cisco Systems, Inc.	153,922	4,728,484
Corning, Inc.	181,572	4,809,842

		9,538,326

Computers & Peripherals - 1.32%
Apple, Inc.	24,400	2,960,940
Hewlett Packard Enterprise Co.	284,793	6,459,105
Teradata Corp.B	27,846	817,559

		10,237,604

Electronic Equipment & Instruments - 0.23%
TE Connectivity Ltd.	24,400	1,814,140

Semiconductor Equipment & Products - 1.62%
Applied Materials, Inc.	41,551	1,423,122
Intel Corp.	43,743	1,610,616
Micron Technology, Inc.B	261,814	6,312,336
Qualcomm, Inc.	59,525	3,180,421

		12,526,495

Semiconductors & Semiconductor Equipment - 0.04%
Versum Materials, Inc.B	12,336	344,791

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 7.24% (continued)
Software - 2.80%
Microsoft Corp.	165,926	$10,727,116
Navient Corp.	93,863	1,411,700
Oracle Corp.	235,465	9,444,501

		21,583,317

Total Information Technology		56,044,673

MATERIALS - 2.31%
Chemicals - 1.53%
AdvanSix, Inc.B	1,101	28,285
Air Products & Chemicals, Inc.	24,672	3,448,159
Dow Chemical Co.	70,918	4,228,840
Eastman Chemical Co.	34,211	2,651,352
LyondellBasell Industries N.V., Class A	15,600	1,455,012

		11,811,648

Containers & Packaging - 0.39%
Crown Holdings, Inc.B	39,400	2,134,298
Packaging Corp. of America	9,986	920,509

		3,054,807

Paper & Forest Products - 0.39%
International Paper Co.	25,369	1,435,885
Louisiana-Pacific Corp.B	82,820	1,584,347

		3,020,232

Total Materials		17,886,687

REAL ESTATE - 0.11%
Equity Real Estate Investment Trusts - 0.11%
Two Harbors Investment Corp.F	92,882	814,575

TELECOMMUNICATION SERVICES - 2.57%
Diversified Telecommunication Services - 1.64%
AT&T, Inc.	108,618	4,579,334
Telefonaktiebolaget LM Ericsson, ADRC	706,657	4,162,210
Verizon Communications, Inc.	80,598	3,950,108

		12,691,652

Wireless Telecommunication Services - 0.93%
China Mobile Ltd., Sponsored ADRC	68,497	3,904,329
Vodafone Group PLC, ADRA C	132,881	3,308,737

		7,213,066

Total Telecommunication Services		19,904,718

UTILITIES - 1.47%
Electric - 1.47%
Calpine Corp.B	388,496	4,584,253
CenterPoint Energy, Inc.	55,578	1,456,699
Entergy Corp.	31,986	2,291,477
NRG Energy, Inc.	109,966	1,818,838

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Electric - 1.47% (continued)
PPL Corp.	17,322	$603,498
Southern Co.	12,748	630,134

Total Utilities		11,384,899

Total Common Stock (Cost $397,615,134)		473,484,628

	Principal Amount
CORPORATE OBLIGATIONS 11.74%
MANUFACTURING - 2.98%
American Honda Finance Corp.,
1.70%, Due 2/22/2019	$290,000	289,417
3.875%, Due 9/21/2020G	250,000	263,744
Analog Devices, Inc.,
3.90%, Due 12/15/2025	190,000	193,826
Apple, Inc.,
2.40%, Due 5/3/2023	445,000	435,336
4.50%, Due 2/23/2036	510,000	552,059
4.65%, Due 2/23/2046	1,315,000	1,384,014
BAE Systems Holdings, Inc.,
3.80%, Due 10/7/2024G	650,000	667,265
Broadcom Corp / Broadcom Cayman Finance Ltd.,
2.375%, Due 1/15/2020G	85,000	84,830
3.625%, Due 1/15/2024G	460,000	460,583
Broadridge Financial Solutions, Inc.,
3.40%, Due 6/27/2026	175,000	168,287
Caterpillar Financial Services Corp.,
1.35%, Due 5/18/2019	255,000	252,823
Daimler Finance North America LLC,
2.25%, Due 9/3/2019G H	350,000	350,344
2.45%, Due 5/18/2020G H	650,000	651,394
Delphi Corp.,
4.15%, Due 3/15/2024	315,000	324,664
Diamond 1 Finance Corp / Diamond 2 Finance Corp.,
3.48%, Due 6/1/2019G	215,000	219,423
4.42%, Due 6/15/2021G	200,000	208,148
8.35%, Due 7/15/2046G	1,360,000	1,698,091
Dow Chemical Co.,
4.125%, Due 11/15/2021	300,000	317,332
3.50%, Due 10/1/2024	620,000	623,207
Eaton Corp., PLC,
5.60%, Due 5/15/2018A	160,000	167,690
2.75%, Due 11/2/2022A	155,000	154,608
Ford Motor Credit Co., LLC,
4.25%, Due 2/3/2017H	300,000	300,000
1.863%, Due 6/15/2018H I	980,000	984,408
2.009%, Due 1/9/2020H I	460,000	461,396
5.875%, Due 8/2/2021H	400,000	444,949
General Electric Co.,
5.25%, Due 12/6/2017	215,000	222,223
Hewlett Packard Enterprise Co.,
6.60%, Due 10/15/2045G	2,445,000	2,587,323

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
MANUFACTURING - 2.98% (continued)
HP, Inc.,
4.05%, Due 9/15/2022	$300,000	$311,415
Ingersoll-Rand Luxembourg Finance S.A.,
2.625%, Due 5/1/2020	300,000	302,402
Intel Corp.,
3.30%, Due 10/1/2021	240,000	249,980
Johnson Controls International PLC,
5.00%, Due 3/30/2020A	300,000	323,360
LYB International Finance BV,
4.00%, Due 7/15/2023	305,000	318,829
Microsoft Corp.,
4.45%, Due 11/3/2045	1,580,000	1,631,570
Monsanto Co.,
1.15%, Due 6/30/2017	355,000	354,734
Nissan Motor Acceptance Corp.,
2.35%, Due 3/4/2019G	600,000	603,335
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150,000	160,864
3.85%, Due 4/15/2045	310,000	295,102
Nucor Corp.,
4.125%, Due 9/15/2022	160,000	170,500
4.00%, Due 8/1/2023	165,000	173,880
Oracle Corp.,
2.25%, Due 10/8/2019	235,000	237,930
4.30%, Due 7/8/2034	325,000	333,974
PACCAR Financial Corp.,
1.30%, Due 5/10/2019	120,000	118,897
2.20%, Due 9/15/2019	190,000	191,818
Potash Corp of Saskatchewan, Inc.,
4.00%, Due 12/15/2026	195,000	195,906
Qualcomm, Inc.,
3.00%, Due 5/20/2022	135,000	135,688
Rio Tinto Finance USA Ltd.,
3.75%, Due 6/15/2025	130,000	134,816
Stanley Black & Decker, Inc.,
2.451%, Due 11/17/2018	375,000	379,179
Toyota Motor Credit Corp.,
2.125%, Due 7/18/2019	660,000	663,880
United Technologies Corp.,
6.125%, Due 7/15/2038	450,000	570,706
Volkswagen Group of America Finance LLC,
2.45%, Due 11/20/2019G H	650,000	650,408
Xerox Corp.,
2.95%, Due 3/15/2017	150,000	150,290

		23,126,847

FINANCE - 3.91%
ABN AMRO Bank N.V.,
1.80%, Due 6/4/2018G	600,000	598,603
ACE INA Holdings, Inc.,
3.35%, Due 5/3/2026	140,000	141,295
Aetna, Inc.,
1.90%, Due 6/7/2019	145,000	145,317
4.375%, Due 6/15/2046	175,000	175,422

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
FINANCE - 3.91% (continued)
American Express Credit Corp.,
2.125%, Due 3/18/2019	$370,000	$371,684
American International Group, Inc.,
4.875%, Due 6/1/2022	600,000	654,177
4.50%, Due 7/16/2044	110,000	106,137
Bank of America Corp.,
2.25%, Due 4/21/2020	580,000	576,078
4.125%, Due 1/22/2024	400,000	414,413
6.11%, Due 1/29/2037	365,000	424,400
5.00%, Due 1/21/2044	495,000	536,958
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	390,000	390,008
2.20%, Due 3/4/2019	365,000	367,895
BB&T Corp.,
1.45%, Due 1/12/2018	345,000	345,219
Bear Stearns Cos., LLC,
7.25%, Due 2/1/2018H	635,000	669,239
Boston Properties LP,
3.65%, Due 2/1/2026J	360,000	356,646
Capital One Financial Corp.,
2.45%, Due 4/24/2019	275,000	277,181
CBOE Holdings, Inc.,
3.65%, Due 1/12/2027	255,000	254,242
Citigroup, Inc.,
1.727%, Due 4/27/2018I	2,100,000	2,107,232
4.40%, Due 6/10/2025	360,000	364,738
3.70%, Due 1/12/2026	370,000	368,239
5.875%, Due 1/30/2042	300,000	360,015
CNA Financial Corp.,
7.35%, Due 11/15/2019	295,000	335,696
Crown Castle International Corp.,
3.40%, Due 2/15/2021	175,000	177,483
ERP Operating LP,
3.00%, Due 4/15/2023J	160,000	158,660
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375,000	394,090
6.00%, Due 8/7/2019	350,000	386,160
5.50%, Due 1/8/2020	250,000	275,364
Goldman Sachs Group, Inc.,
5.95%, Due 1/18/2018	450,000	468,342
5.75%, Due 1/24/2022	800,000	898,109
3.50%, Due 1/23/2025	190,000	187,881
Humana, Inc.,
3.15%, Due 12/1/2022	300,000	300,408
ING Bank N.V.,
3.75%, Due 3/7/2017G	400,000	400,956
Intercontinental Exchange, Inc.,
2.75%, Due 12/1/2020	190,000	193,278
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	900,000	914,887
3.782%, Due 2/1/2028I	325,000	326,629
5.50%, Due 10/15/2040	650,000	764,911

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
FINANCE - 3.91% (continued)
JPMorgan Chase Bank NA,
1.444%, Due 9/21/2018I	$450,000	$450,878
KeyCorp,
5.10%, Due 3/24/2021	120,000	131,184
Liberty Mutual Group, Inc.,
4.25%, Due 6/15/2023G	235,000	246,633
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026G	1,215,000	1,520,225
MetLife, Inc.,
6.375%, Due 6/15/2034	350,000	440,126
4.721%, Due 12/15/2044	400,000	420,634
Morgan Stanley,
7.30%, Due 5/13/2019	750,000	833,087
5.625%, Due 9/23/2019	350,000	379,150
3.70%, Due 10/23/2024	480,000	483,536
3.125%, Due 7/27/2026	330,000	313,332
National Rural Utilities Cooperative Finance Corp.,
1.65%, Due 2/8/2019	190,000	189,740
2.95%, Due 2/7/2024	180,000	179,649
Nordea Bank AB,
4.875%, Due 1/27/2020G	250,000	267,892
PNC Funding Corp.,
3.30%, Due 3/8/2022	325,000	333,917
Prudential Financial, Inc.,
4.60%, Due 5/15/2044	650,000	676,001
Raymond James Financial, Inc.,
3.625%, Due 9/15/2026	260,000	254,539
Simon Property Group LP,
2.20%, Due 2/1/2019J	485,000	488,877
3.375%, Due 10/1/2024J	650,000	656,559
State Street Corp.,
2.55%, Due 8/18/2020	135,000	136,606
The Goldman Sachs Group, Inc.,
2.875%, Due 2/25/2021	270,000	270,720
Toronto Dominion Bank,
2.625%, Due 9/10/2018	375,000	380,256
Trinity Acquisition Co., PLC
4.40%, Due 3/15/2026A	180,000	182,643
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	250,000	249,100
3.95%, Due 10/15/2042	165,000	160,655
US Bancorp,
1.95%, Due 11/15/2018	525,000	528,172
Ventas Realty LP,
5.70%, Due 9/30/2043J	135,000	153,584
Visa, Inc.,
1.20%, Due 12/14/2017	400,000	399,971
2.80%, Due 12/14/2022	190,000	191,078
3.15%, Due 12/14/2025	265,000	264,662
Wells Fargo & Co.,
2.15%, Due 1/30/2020	140,000	139,589
2.55%, Due 12/7/2020	220,000	220,257
2.057%, Due 7/26/2021I	2,255,000	2,271,347

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
FINANCE - 3.91% (continued)
Wells Fargo & Co., (continued)
4.30%, Due 7/22/2027	$135,000	$138,328
4.75%, Due 12/7/2046	180,000	183,041

		30,323,960

CONSUMER - 0.63%
Altria Group, Inc.,
4.75%, Due 5/5/2021	300,000	326,129
Anheuser-Busch InBev Finance, Inc.,
1.90%, Due 2/1/2019	2,200,000	2,203,010
2.65%, Due 2/1/2021	340,000	341,982
3.65%, Due 2/1/2026	340,000	340,974
General Mills, Inc.,
2.20%, Due 10/21/2019	600,000	603,832
Kraft Heinz Foods Co.,
3.50%, Due 7/15/2022	135,000	137,304
5.00%, Due 7/15/2035	130,000	136,301
Molson Coors Brewing Co.,
3.00%, Due 7/15/2026	275,000	258,681
Newell Rubbermaid, Inc.,
5.50%, Due 4/1/2046	170,000	192,042
Philip Morris International, Inc.,
2.75%, Due 2/25/2026	185,000	176,728
Reynolds American, Inc.,
5.85%, Due 8/15/2045	130,000	151,047

		4,868,030

SERVICE - 1.56%
Abbott Laboratories,
2.35%, Due 11/22/2019	180,000	180,477
4.90%, Due 11/30/2046	180,000	180,421
AbbVie, Inc.,
2.90%, Due 11/6/2022	170,000	168,122
4.30%, Due 5/14/2036	180,000	171,929
Alibaba Group Holding Ltd.,
3.60%, Due 11/28/2024	650,000	646,221
American Express Co.,
4.05%, Due 12/3/2042	215,000	208,167
Amgen, Inc.,
4.40%, Due 5/1/2045	190,000	180,469
Baxalta, Inc.,
4.00%, Due 6/23/2025	140,000	140,575
Bayer US Finance LLC,
2.375%, Due 10/8/2019G H	300,000	300,979
Becton Dickinson and Co.,
3.125%, Due 11/8/2021	195,000	199,314
Cardinal Health, Inc.,
3.20%, Due 3/15/2023	235,000	238,004
CBS Corp.,
3.375%, Due 3/1/2022	700,000	713,197
Celgene Corp.,
5.25%, Due 8/15/2043	145,000	152,376

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
SERVICE - 1.56% (continued)
Comcast Corp.,
5.875%, Due 2/15/2018	$410,000	$428,633
3.15%, Due 3/1/2026	175,000	171,205
6.55%, Due 7/1/2039	450,000	583,506
CVS Health Corp.,
2.125%, Due 6/1/2021	215,000	210,459
Express Scripts Holding Co.,
4.50%, Due 2/25/2026	1,340,000	1,367,869
Genzyme Corp.,
5.00%, Due 6/15/2020	80,000	87,474
Home Depot, Inc.,
2.70%, Due 4/1/2023	150,000	150,340
3.35%, Due 9/15/2025	135,000	137,773
MasterCard, Inc.,
3.375%, Due 4/1/2024	250,000	257,336
McDonald’s Corp.,
3.70%, Due 1/30/2026	380,000	385,411
Medtronic, Inc.,
3.50%, Due 3/15/2025	650,000	664,324
4.625%, Due 3/15/2045	175,000	186,516
Sanofi,
1.25%, Due 4/10/2018	105,000	105,032
4.00%, Due 3/29/2021	210,000	223,252
Shire Acquisitions Investments Ireland DAC,
2.875%, Due 9/23/2023	210,000	200,624
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, Due 10/1/2026	230,000	208,507
Thomson Reuters Corp.,
4.30%, Due 11/23/2023	300,000	316,410
3.85%, Due 9/29/2024	400,000	409,216
Time Warner, Inc.,
4.875%, Due 3/15/2020	450,000	482,382
4.75%, Due 3/29/2021	325,000	347,881
Viacom, Inc.,
4.50%, Due 2/27/2042	450,000	378,100
Walgreens Boots Alliance, Inc.,
2.60%, Due 6/1/2021	240,000	239,435
3.80%, Due 11/18/2024	300,000	303,383
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350,000	502,429
Zimmer Biomet Holdings, Inc.,
3.55%, Due 4/1/2025	280,000	273,364

		12,101,112

UTILITIES - 0.66%
Consolidated Edison Co., of New York, Inc.,
5.50%, Due 12/1/2039	350,000	418,276
4.625%, Due 12/1/2054	115,000	121,881
Delmarva Power & Light Co.,
3.50%, Due 11/15/2023	220,000	225,518
Duke Energy Corp.,
3.55%, Due 9/15/2021	370,000	384,064
Duke Energy Progress LLC,
4.15%, Due 12/1/2044H	260,000	262,479

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
UTILITIES - 0.66% (continued)
Edison International,
2.95%, Due 3/15/2023	$170,000	$169,336
Georgia Power Co.,
1.95%, Due 12/1/2018	150,000	150,722
MidAmerican Energy Co.,
3.10%, Due 5/1/2027	255,000	254,467
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	610,000	763,027
Pacific Gas & Electric Co.,
4.25%, Due 3/15/2046	280,000	285,316
Southern Co.,
2.15%, Due 9/1/2019	190,000	190,170
2.75%, Due 6/15/2020	500,000	506,118
Southern Power Co.,
4.15%, Due 12/1/2025	175,000	181,094
4.95%, Due 12/15/2046	180,000	177,481
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600,000	617,923
Union Electric Co.,
6.70%, Due 2/1/2019	200,000	218,262
WEC Energy Group, Inc.,
3.55%, Due 6/15/2025	195,000	198,206

		5,124,340

ENERGY - 1.23%
BP Capital Markets PLC,
3.506%, Due 3/17/2025A	1,340,000	1,354,696
3.119%, Due 5/4/2026A	700,000	677,285
Buckeye Partners LP,
4.875%, Due 2/1/2021J	165,000	175,740
Canadian Natural Resources Ltd.,
3.90%, Due 2/1/2025	175,000	176,178
6.25%, Due 3/15/2038	365,000	423,942
Chevron Corp.,
1.79%, Due 11/16/2018	195,000	195,796
Columbia Pipeline Group, Inc.,
4.50%, Due 6/1/2025	210,000	221,662
Energy Transfer Partners LP,
5.30%, Due 4/15/2047J	110,000	108,278
Enterprise Products Operating LLC,
6.125%, Due 10/15/2039H	130,000	152,205
Husky Energy, Inc.,
3.95%, Due 4/15/2022	280,000	292,715
Magellan Midstream Partners LP,
5.00%, Due 3/1/2026J	100,000	109,858
Marathon Petroleum Corp.,
3.625%, Due 9/15/2024	165,000	161,806
MPLX LP,
4.875%, Due 12/1/2024J	180,000	188,718
Phillips 66,
2.95%, Due 5/1/2017	225,000	225,956
4.30%, Due 4/1/2022	170,000	182,518
Phillips 66 Partners LP,
3.55%, Due 10/1/2026J	110,000	106,836

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
ENERGY - 1.23% (continued)
Schlumberger Holdings Corp.,
4.00%, Due 12/21/2025G	$1,340,000	$1,400,794
Shell International Finance BV,
1.625%, Due 11/10/2018	375,000	374,991
4.00%, Due 5/10/2046	175,000	167,324
3.75%, Due 9/12/2046	2,200,000	2,042,295
Spectra Energy Partners LP,
3.375%, Due 10/15/2026J	130,000	124,824
Sunoco Logistics Partners Operations LP,
4.25%, Due 4/1/2024J	100,000	101,009
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300,000	311,906
6.10%, Due 6/1/2040	170,000	210,377

		9,487,709

FOREIGN SOVEREIGN - 0.08%
Province of Ontario Canada,
2.50%, Due 4/27/2026	345,000	331,945
Province of Quebec Canada,
2.375%, Due 1/31/2022	255,000	255,504

		587,449

TRANSPORTATION - 0.26%
Burlington Northern Santa Fe LLC,
3.65%, Due 9/1/2025H	135,000	140,507
5.75%, Due 5/1/2040H	420,000	514,637
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350,000	366,759
CSX Corp.,
5.50%, Due 4/15/2041	325,000	373,524
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425,000	444,962
Union Pacific Corp.,
3.375%, Due 2/1/2035	150,000	142,874

		1,983,263

TELECOMMUNICATIONS - 0.43%
America Movil S.A.B. de C.V.,
6.375%, Due 3/1/2035	350,000	404,431
AT&T, Inc.,
4.45%, Due 4/1/2024	165,000	171,476
3.40%, Due 5/15/2025	350,000	334,806
4.50%, Due 5/15/2035	220,000	206,832
6.35%, Due 3/15/2040	120,000	136,238
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042G	300,000	320,887
Rogers Communications, Inc.,
2.90%, Due 11/15/2026	260,000	243,674
TELUS Corp.,
2.80%, Due 2/16/2027	205,000	192,565
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	360,000	385,836

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
TELECOMMUNICATIONS - 0.43% (continued)
Vodafone Group PLC,
6.15%, Due 2/27/2037A	$815,000	$911,975

		3,308,720

Total Corporate Obligations (Cost $88,470,476)		90,911,430

ASSET-BACKED OBLIGATIONS - 0.63%
Ally Master Owner Trust,
1.54%, Due 9/15/2019, 2012 5 A	595,000	595,658
Americredit Automobile Receivables Trust 2016-4,
1.53%, Due 7/8/2021, 2016 4 A3	245,000	244,054
BMW Vehicle Lease Trust,
1.34%, Due 1/22/2019, 2016 1 A3	405,000	404,538
Capital One Multi-Asset Execution Trust,
1.34%, Due 4/15/2022, 2016 A3 A3	660,000	653,979
Chase Issuance Trust,
1.37%, Due 6/15/2021, 2016 A2 A	550,000	545,493
Ford Credit Auto Owner Trust,
2.03%, Due 8/15/2020, 2015 A B	605,000	608,002
GM Financial Automobile Leasing Trust,
1.68%, Due 12/20/2018, 2015 2 A3	1,000,000	1,001,863
Honda Auto Receivables Owner Trust,
1.39%, Due 4/15/2020, 2016 2 A3	425,000	424,003
Volkswagen Auto Lease Trust,
1.25%, Due 12/20/2017, 2015 A A3	411,478	411,469

Total Asset-Backed Obligations (Cost $4,897,105)		4,889,059

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 1.05%
Ginnie Mae REMIC Trust,
1.147%, Due 12/16/2038, 2013-139 A	1,302,222	1,285,191
1.624%, Due 7/16/2039, 2013-78 AB	1,443,538	1,426,317
2.586%, Due 9/16/2039, 2014-31 AB	213,025	213,641
1.367%, Due 11/16/2041, 2013 125 AB	1,660,600	1,627,387
3.20%, Due 11/16/2044, 2011-92 B	725,345	730,452
GS Mortgage Securities Trust,
3.679%, Due 8/10/2043, 2010-C1 A1G	88,799	91,166
3.033%, Due 11/10/2046, 2013 GC16 A2	935,000	954,008
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.388%, Due 2/15/2046, 2011-C3 A3G	366,038	376,318
5.734%, Due 2/12/2049, 2007-CB19 A4	262,787	263,415
JPMBB Commercial Mortgage Securities Trust,
3.157%, Due 7/15/2045, 2013 C12 ASB	665,000	685,677
WF-RBS Commercial Mortgage Trust,
3.66%, Due 3/15/2047, 2014 C19 A3	455,000	475,659

Total Commercial Mortgage-Backed Obligations (Cost $8,177,795)		8,129,231

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.20%
Federal Home Loan Mortgage Corporation,
4.50%, Due 3/1/2019	$29,380	$30,141
5.00%, Due 10/1/2020	16,973	17,670
3.50%, Due 8/1/2026	102,060	106,897
3.50%, Due 9/1/2028	623,204	653,033
5.00%, Due 8/1/2033	137,669	151,088
5.50%, Due 2/1/2034	132,625	149,108
5.00%, Due 3/1/2034	98,767	108,259
6.00%, Due 6/1/2034	99,479	112,771
6.00%, Due 8/1/2034	83,623	95,194
5.00%, Due 8/1/2035	72,959	79,573
3.50%, Due 9/1/2035	782,195	810,490
5.00%, Due 9/1/2035	49,011	53,327
5.50%, Due 4/1/2037	78,764	87,330
5.50%, Due 5/1/2038	35,973	39,842
4.00%, Due 1/1/2041	444,976	469,182
4.50%, Due 2/1/2041	340,475	367,305
3.50%, Due 6/1/2042	1,397,512	1,434,941
3.50%, Due 7/1/2042	387,835	398,195

		5,164,346

Federal National Mortgage Association,
5.00%, Due 12/1/2017	10,852	11,106
4.50%, Due 9/1/2018	14,704	15,085
4.00%, Due 8/1/2020	34,553	35,487
3.50%, Due 1/1/2026	87,596	91,325
4.00%, Due 5/1/2026	471,246	493,493
4.00%, Due 6/1/2026	608,264	637,122
3.50%, Due 1/1/2028	312,850	326,387
3.00%, Due 7/1/2029	577,477	593,211
5.00%, Due 3/1/2034	153,927	168,468
4.50%, Due 4/1/2034	247,963	268,029
5.50%, Due 4/1/2036	69,712	77,843
5.50%, Due 6/1/2038	28,957	32,349
4.50%, Due 1/1/2040	367,651	395,884
5.00%, Due 5/1/2040	596,395	651,770
5.00%, Due 6/1/2040	466,657	511,224
4.00%, Due 9/1/2040	308,633	324,881
4.00%, Due 1/1/2041	954,135	1,003,632
5.00%, Due 3/1/2041	395,072	430,575
4.50%, Due 4/1/2041	763,847	824,662
4.50%, Due 6/1/2041	553,335	596,193
4.50%, Due 8/1/2041	308,734	333,315
4.50%, Due 10/1/2041	385,008	416,061
3.00%, Due 5/1/2043	947,000	942,218
3.00%, Due 6/1/2043	2,991,125	2,976,016
3.50%, Due 6/1/2043	382,143	392,482
3.50%, Due 7/1/2043	395,054	405,902
3.00%, Due 8/1/2043	1,895,965	1,886,386
3.50%, Due 4/1/2045	879,224	899,108
4.00%, Due 7/1/2045	1,993,791	2,095,416
3.50%, Due 8/1/2045	357,129	365,313

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.20% (continued)
Federal National Mortgage Association, (continued)
3.50%, Due 11/1/2045	$4,900,790	$5,011,623
4.00%, Due 3/1/2046	542,107	570,906
3.00%, Due 4/1/2046	666,653	660,389
3.50%, Due 5/1/2046	1,315,598	1,345,351
3.00%, Due 6/1/2046	668,055	661,778
4.00%, Due 7/1/2046	884,372	929,039
4.00%, Due 7/1/2046	808,291	848,309
3.00%, Due 11/1/2046	834,925	828,924

		29,057,262

Government National Mortgage Association,
7.00%, Due 12/15/2025	66,203	76,234
6.50%, Due 8/15/2027	62,394	71,070
6.50%, Due 11/15/2027	67,301	76,658
7.50%, Due 12/15/2028	62,348	73,337
5.50%, Due 7/15/2033	138,336	155,909
6.00%, Due 12/15/2033	167,021	192,830
4.50%, Due 5/15/2039	331,568	358,204
5.00%, Due 10/15/2039	280,570	313,730
5.50%, Due 2/15/2040	285,465	318,335
4.50%, Due 6/15/2040	294,335	321,589
3.50%, Due 9/15/2041	786,827	815,552
3.50%, Due 3/15/2043	549,777	572,655
4.00%, Due 12/15/2046	259,640	275,292
5.50%, Due 2/20/2034	194,979	218,950
3.50%, Due 3/20/2045	522,764	543,035
5.00%, Due 3/20/2045	397,083	427,481
3.00%, Due 6/20/2046	711,945	718,831
4.00%, Due 10/20/2046	472,382	499,965

		6,029,657

Total U.S. Agency Mortgage-Backed Obligations (Cost $40,339,100)		40,251,265

U.S. TREASURY OBLIGATIONS - 13.84%
U.S. Treasury Floating Rate Note,
0.680%, Due 7/31/2018I	40,125,000	40,174,755
0.676%, Due 10/31/2018I	6,000,000	6,004,710

		46,179,465

U.S. Treasury Notes/Bonds,
0.75%, Due 2/28/2018	4,200,000	4,192,453
1.125%, Due 5/31/2019	1,500,000	1,493,321
0.75%, Due 7/15/2019	1,475,000	1,453,739
0.875%, Due 7/31/2019	1,000,000	988,281
1.00%, Due 8/31/2019	2,000,000	1,981,172
0.875%, Due 9/15/2019	2,500,000	2,467,188
1.25%, Due 2/29/2020	2,000,000	1,984,844
1.75%, Due 10/31/2020	2,000,000	2,005,234
1.25%, Due 3/31/2021	2,000,000	1,956,640
1.375%, Due 4/30/2021	2,000,000	1,964,532
2.00%, Due 5/31/2021	3,000,000	3,021,798

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 13.84% (continued)
U.S. Treasury Notes/Bonds, (continued)
2.00%, Due 11/15/2021	$4,615,000	$4,632,486
2.00%, Due 2/15/2022	6,325,000	6,343,285
1.625%, Due 11/15/2022	2,000,000	1,949,610
2.50%, Due 8/15/2023	2,000,000	2,036,328
2.375%, Due 8/15/2024	5,250,000	5,275,226
6.875%, Due 8/15/2025	580,000	782,887
2.00%, Due 11/15/2026	895,000	860,074
5.25%, Due 11/15/2028	450,000	573,117
4.75%, Due 2/15/2037	630,000	818,975
4.50%, Due 8/15/2039	500,000	628,046
3.125%, Due 11/15/2041	4,905,000	4,988,920
3.00%, Due 11/15/2045	1,170,000	1,155,924
2.50%, Due 5/15/2046	2,050,000	1,824,020
2.875%, Due 11/15/2046	5,830,000	5,629,139

		61,007,239

Total U.S. Treasury Obligations (Cost $107,898,418)		107,186,704

MUNICIPAL OBLIGATIONS - 0.28% (Cost $1,816,029)
Municipal Electric Authority of Georgia,
6.655%, Due 4/1/2057	1,760,000	2,153,466

	Shares
SHORT-TERM INVESTMENTS - 5.44% (Cost $42,128,589)
American Beacon U.S. Government Money Market Select Fund, Select ClassK	42,128,589	42,128,589

TOTAL INVESTMENTS - 99.33% (Cost $691,342,646)		769,134,372
OTHER ASSETS, NET OF LIABILITIES - 0.67%		5,205,022

TOTAL NET ASSETS - 100.00%		$774,339,394

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	ADR - American Depositary Receipt.
D	Non-voting participating shares.
E	MLP - Master Limited Partnership.
F	REIT - Real Estate Investment Trust.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,382,018 or 1.47% of net assets. The Fund has no right to demand registration of these securities.
H	LLC - Limited Liability Company.
I	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
J	LP - Limited Partnership.
K	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON BALANCED FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

Futures Contracts Open on January 31, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	288	March 2017	$32,752,800	$217,647

				$32,752,800	$217,647

Top Ten Holdings (% Net Assets)

Citigroup, Inc.	2.6
Bank of America Corp.	2.6
JPMorgan Chase & Co.	1.7
American International Group, Inc.	1.6
BP PLC, Sponsored ADR	1.6
Microsoft Corp.	1.4
Oracle Corp.	1.2
General Motors Co.	1.2
Anthem, Inc.	1.1
Wells Fargo & Co.	1.1
Total Fund Holdings	503

Sector Allocation (% Equities)

Financials	26.9
Consumer Discretionary	13.3
Energy	11.8
Information Technology	11.8
Industrials	11.6
Health Care	10.7
Telecommunication Services	4.2
Materials	3.8
Consumer Staples	3.3
Utilities	2.4
Real Estate	0.2

Sector Allocation (% Fixed Income)

U.S. Treasury Obligation	41.1
U.S. Agency Mortgage-Backed Obligation	11.2
Manufacturing	8.1
Finance	7.9
Energy	6.7
Service	6.0
Telecom	4.1
CMBS	2.3
Consumer	2.2
Commercial Obligation	1.4
Electric	1.4
Agency	0.6
Transportation	0.6
Foreign Sovereign	0.2

AMERICAN BEACON GARCIA HAMILTON QUALITY BOND FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 40.14%
Energy - 3.02%
Chevron Corp., 1.436%, Due 11/15/2021A	$4,140,000	$4,140,596

Finance - 23.64%
American Express Credit Corp., 1.543%, Due 3/18/2019A	4,684,000	4,697,022
Bank of America Corp., 2.221%, Due 10/21/2022A	2,640,000	2,674,140
Citigroup, Inc.,
4.40%, Due 6/10/2025	1,465,000	1,484,279
4.45%, Due 9/29/2027	3,775,000	3,827,948
Goldman Sachs Group, Inc., 2.398%, Due 4/23/2021A	4,120,000	4,178,150
JPMorgan Chase & Co., 2.273%, Due 10/24/2023A	4,700,000	4,780,511
Morgan Stanley, 2.443%, Due 10/24/2023A	3,570,000	3,612,269
US Bank NA/Cincinnati OH, 1.519%, Due 10/28/2019A	2,080,000	2,088,224
Wells Fargo & Co.,
2.057%, Due 7/26/2021A	2,315,000	2,331,781
4.10%, Due 6/3/2026	2,760,000	2,793,528

		32,467,852

Manufacturing - 5.17%
Apple, Inc., 1.181%, Due 5/6/2019A	5,504,000	5,537,701
General Electric Co., 1.963%, Due 3/15/2023	1,550,000	1,566,267

		7,103,968

Service - 3.57%
Merck & Co, Inc., 1.257%, Due 2/10/2020	4,860,000	4,899,123

Telecommunications - 4.74%
Cisco Systems, Inc., 1.511%, Due 2/21/2018A	4,885,000	4,915,390
Pacific Bell Telephone Co., 7.125%, Due 3/15/2026	1,300,000	1,590,909

		6,506,299

Total Corporate Obligations (Cost $55,374,290)		55,117,838

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.16%
Fannie Mae Pool, 5.00%, Due 7/1/2026	3,844,349	3,982,166
Federal Farm Credit Bank,
0.788%, Due 5/17/2018A	6,300,000	6,309,784
0.861%, Due 5/25/2018A	9,945,000	9,971,553
Federal Home Loan Bank,
0.843%, Due 12/5/2017A	3,345,000	3,350,419
0.836%, Due 12/7/2017A	2,535,000	2,539,718
0.829%, Due 9/14/2018A	2,630,000	2,635,055
Federal National Mortgage Association, 0.944%, Due 3/21/2018	6,595,000	6,619,382
Freddie Mac Gold Pool, 4.50%, Due 12/1/2034	4,303,653	4,634,623

Total U.S. Government Agency Obligations (Cost $40,067,338)		40,042,700

U.S. TREASURY OBLIGATIONS - 29.85%
U.S. Treasury Note/Bond,
2.75%, Due 8/15/2042	2,255,000	2,136,789
2.875%, Due 8/15/2045	40,315,000	38,858,298

Total U.S. Treasury Obligations (Cost $44,636,566)		40,995,087

AMERICAN BEACON GARCIA HAMILTON QUALITY BOND FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 0.48% (Cost $655,955)
American Beacon U.S. Government Money Market Select Fund, Select ClassB	655,955	$655,955

TOTAL INVESTMENTS - 99.63% (Cost $140,734,149)		136,811,580
OTHER ASSETS, NET OF LIABILITIES - 0.37%		508,253

TOTAL NET ASSETS - 100.00%		$137,319,833

Percentages are stated as a percent of net assets.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	The Fund is affiliated by having the same investment advisor.

Top Ten Holdings (% Net Assets)
Federal Farm Credit Bank, 0.543%, Due 5/25/2018	7.3
Federal National Mortgage Association, 0.594%, Due 3/21/2018	4.8
Federal Farm Credit Banks, 0.527%, Due 5/17/2018	4.6
Apple, Inc., 1.181%, Due 5/6/2019	4.0
Merck & Co, Inc., 1.257%, Due 2/10/2020	3.6
Cisco Systems, Inc., 1.411%, Due 2/21/2018	3.6
JPMorgan Chase & Co., 2.112%, Due 10/24/2023	3.5
Freddie Mac Gold Pool, 4.50%, Due 12/1/2034	3.4
American Express Credit Corp., 1.407%, Due 3/18/2019	3.4
Goldman Sachs Group, Inc., 2.398%, Due 4/23/2021	3.1
Total Fund Holdings	26

AMERICAN BEACON INTERNATIONAL EQUITY FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Australia - 1.20%
Common Stocks - (Cost $31,927,197)
Caltex Australia Ltd.	612,928	$13,294,559
James Hardie Industries PLC, CDIA B C	613,518	9,622,243
Westfield Corp.D	1,383,420	9,222,345

Total Australia		32,139,147

Belgium - 1.66%
Common Stocks - (Cost $41,499,332)
Anheuser-Busch InBev S.A.	250,132	25,962,176
KBC Groep N.V.	94,431	6,118,333
UCB S.A.	177,760	12,227,350

Total Belgium		44,307,859

Canada - 2.74%
Common Stocks - (Cost $67,444,976)
Canadian National Railway Co.E	202,200	14,053,386
Canadian Pacific Railway Ltd.E	5,900	893,991
Encana Corp.	738,746	9,429,834
Gildan Activewear, Inc.	261,755	6,847,370
Manulife Financial Corp.	164,200	3,148,350
MDA Corp.	124,489	6,894,849
National Bank of Canada	395,102	17,055,047
Precision Drilling Corp.E	893,626	5,026,968
Suncor Energy, Inc.	323,695	10,039,831

Total Canada		73,389,626

Denmark - 0.49%
Common Stocks - (Cost $13,932,931)
Carlsberg A.S., Class B	144,190	13,019,791

Finland - 0.75%
Common Stocks - (Cost $17,845,184)
Sampo OYJ, Class A	430,609	19,941,735

France - 10.36%
Common Stocks - (Cost $258,006,776)
Air Liquide S.A.	134,341	14,502,108
AXA S.A.	422,197	10,354,903
BNP Paribas	418,968	26,765,685
Cap Gemini S.A.	211,358	17,196,488
Cie de Saint-Gobain	252,759	12,414,824
Cie Generale des Etablissements Michelin	193,796	20,790,568
Crédit Agricole S.A.	760,910	10,074,498
ENGIE SA	1,812,989	21,655,546
Legrand S.A.	17,590	1,021,196
Sanofi	397,064	31,928,685
Schneider Electric S.A.	376,221	26,893,960
Total S.A.	622,638	31,361,939
Valeo S.A.	373,459	22,785,976
Vinci S.A.	251,978	17,653,461
Zodiac AerospaceF	385,570	11,695,859

Total France		277,095,696

AMERICAN BEACON INTERNATIONAL EQUITY FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Germany - 8.54%
Common Stocks - (Cost $139,358,851)
BASF SE	161,563	$15,543,171
Bayer AG	122,671	13,546,905
Deutsche Lufthansa AG	840,020	11,185,395
HeidelbergCement AG	162,059	15,594,388
Infineon Technologies AG	737,800	13,531,769
Innogy SEE	249,920	8,548,251
Lanxess AG	226,791	16,439,719
Linde AG	68,038	11,050,102
Merck KGaA	151,975	16,676,392
SAP AG	485,861	44,387,321
Siemens AG Reg.	113,970	14,302,306
Thyssenkrupp AG	296,800	7,481,236

Total Common Stocks		188,286,955

Preferred Stocks - (Cost $45,094,486)
Volkswagen AG	257,695	40,030,345

Total Germany		228,317,300

Hong Kong/China - 3.09%
Common Stocks - (Cost $78,018,040)
AIA Group Ltd.	1,556,862	9,691,636
Cheung Kong Property Holdings Ltd.	1,332,082	8,824,578
China Merchants Port Holdings Co. Ltd	2,592,044	6,965,435
China Mobile Ltd.	2,323,276	26,305,249
CK Hutchison Holdings Ltd.	873,082	10,515,603
CNOOC Ltd.	14,521,635	18,416,643
GCL-Poly Energy Holdings Ltd.	15,050,317	1,959,146

Total Hong Kong/China		82,678,290

Ireland - 1.00%
Common Stocks - (Cost $21,092,995)
CRH PLCB	406,681	14,171,442
Ryanair Holdings PLCB	150,483	12,589,408

Total Ireland		26,760,850

Israel - 0.55%
Common Stocks - (Cost $18,930,667)
Teva Pharmaceutical Industries Ltd., Sponsored ADRG	443,736	14,834,094

Italy - 1.04%
Common Stocks - (Cost $30,036,201)
Azimut Holding SpA	415,774	7,450,544
ENI SpA	1,036,506	15,899,682
UniCredit SpAE	164,717	4,473,754

Total Italy		27,823,980

Japan - 15.59%
Common Stocks - (Cost $379,160,013)
ABC-Mart, Inc.E	154,200	8,958,923
Asahi Group Holdings Ltd.	169,500	5,959,747
Daiwa House Industry Co., Ltd.	818,140	22,201,585
Don Quijote Co., Ltd.	624,800	22,660,136
East Japan Railway Co.	307,300	27,842,343
Hitachi Ltd.	4,349,000	24,943,870

AMERICAN BEACON INTERNATIONAL EQUITY FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Japan - 15.59% (continued)
Inpex Corp.	535,300	$5,264,818
Isuzu Motors Ltd.	1,129,200	15,221,348
Japan Airlines Co., Ltd.	599,400	19,121,768
Japan Tobacco, Inc.	322,800	10,406,448
KDDI Corp.	1,551,200	41,627,278
Kirin Holdings Co., Ltd.	742,100	12,145,964
Komatsu Ltd.	531,800	12,688,594
Konica Minolta, Inc.	1,577,100	16,370,217
Mitsui Fudosan Co. Ltd	285,000	6,604,397
Nikon Corp.	526,700	8,513,218
Nissan Motor Co., Ltd.	1,102,900	10,930,344
Omron Corp.	154,800	6,354,601
Panasonic Corp.	672,500	7,019,230
Seven & I Holdings Co., Ltd.	414,700	16,560,821
Softbank Corp.	300,200	23,133,825
Sony Corp.	677,700	20,545,276
Sumitomo Metal Mining Co. Ltd	857,000	11,628,058
Sumitomo Mitsui Financial Group, Inc.	821,100	32,368,401
Sumitomo Rubber Industries Ltd.	304,500	4,759,919
Suntory Beverage & Food Ltd.	229,400	9,742,033
Toshiba Corp.E	3,694,000	7,927,165
United Arrows Ltd.	197,500	5,579,887

Total Japan		417,080,214

Luxembourg - 0.70%
Common Stocks - (Cost $17,673,077)
ArcelorMittalE	881,472	6,840,684
RTL Group S.A.E	109,323	8,328,259
Tenaris S.A.	199,906	3,489,461

Total Luxembourg		18,658,404

Netherlands - 5.85%
Common Stocks - (Cost $149,538,575)
Aegon N.V.	2,216,920	11,994,541
Airbus Group N.V.	94,443	6,398,457
Akzo Nobel	605,984	41,074,680
ING Groep N.V.	1,629,048	23,300,879
Koninklijke Ahold Delhaize N.V.	133,658	2,857,519
PostNL N.V.E	718,257	3,143,302
QIAGEN N.V.E	292,564	8,427,718
RELX N.V.	193,436	3,262,721
Royal Dutch Shell PLC, Class AB	986,926	26,662,334
SBM Offshore N.V.	602,300	9,778,748
Wolters Kluwer N.V.	509,866	19,459,400

Total Netherlands		156,360,299

Norway - 1.80%
Common Stocks - (Cost $46,080,124)
Statoil ASA	586,600	10,909,784
Telenor ASA	1,781,752	28,212,342
Yara International ASA	214,600	9,043,951

Total Norway		48,166,077

AMERICAN BEACON INTERNATIONAL EQUITY FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Portugal - 0.27%
Common Stocks - (Cost $7,593,876)
Galp Energia SGPS S.A.	499,083	$7,337,911

Singapore - 1.40%
Common Stocks - (Cost $26,744,700)
DBS Group Holdings Ltd.	1,412,881	19,017,528
Singapore Telecommunications Ltd.	5,068,895	13,889,292
United Overseas Bank Ltd.	314,100	4,662,413

Total Singapore		37,569,233

South Korea - 4.73%
Common Stocks - (Cost $111,622,135)
Hana Financial Group, Inc.	503,063	14,913,106
Hyundai Mobis Co., Ltd.	30,296	6,308,951
Hyundai Motor Co.	90,851	10,905,873
KB Financial Group, Inc. ADRG	288,657	11,719,474
KT&G Corp.	47,739	4,128,534
Samsung Electronics Co., Ltd.	33,987	57,702,737
SK Telecom Co., Ltd.	108,556	20,831,243

Total South Korea		126,509,918

Spain - 1.36%
Common Stocks - (Cost $38,751,814)
CaixaBank S.A.	3,247,736	11,853,550
Red Electrica Corp S.A.	460,297	8,213,600
Telefonica S.A.	1,687,403	16,257,344

Total Spain		36,324,494

Sweden - 2.26%
Common Stocks - (Cost $60,288,590)
Alfa Laval AB	492,640	9,191,486
Assa Abloy AB	978,314	18,521,430
Getinge AB, Class B	450,388	7,280,683
Nordea Bank ABE	851,767	10,292,757
Swedbank AB, Class A	597,138	15,093,827

Total Sweden		60,380,183

Switzerland - 8.16%
Common Stocks - (Cost $212,444,935)
ABB Ltd.	1,814,869	42,971,432
Aryzta AG	318,414	8,739,452
Cie Financiere Richemont S.A.	288,925	22,394,571
Novartis AG	798,045	58,428,943
Roche Holding AG Genusschein	158,170	37,242,796
Swiss Re AG	110,671	10,300,439
UBS Group AG	1,182,040	19,076,529
Zurich Insurance Group AG	66,417	19,028,063

Total Switzerland		218,182,225

United Kingdom - 23.85%
Common Stocks - (Cost $641,008,343)
Aon PLCB	160,499	18,088,237
AstraZeneca PLC, ADRB G	390,565	20,606,401
Aviva PLCB	3,750,108	22,498,393
BAE Systems PLCB	1,673,090	12,249,622
Balfour Beatty PLCB	2,655,985	8,637,073

AMERICAN BEACON INTERNATIONAL EQUITY FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
United Kingdom - 23.85% (continued)
Barclays PLCB	11,280,532	$31,141,933
BHP Billiton PLCB	1,244,144	22,498,777
BP PLCB	3,337,283	19,851,660
British American Tobacco PLCB	1,007,636	62,106,326
BT Group PLCB	2,005,549	7,666,072
Carnival PLCB	363,840	19,397,770
Cobham PLCB	3,827,092	6,528,434
Diageo PLCB	822,699	22,805,228
Direct Line Insurance Group PLCB	1,400,200	6,253,150
GlaxoSmithKline PLCB	1,138,332	21,881,279
Glencore Xstrata PLCB E	2,182,260	8,961,972
Howden Joinery Group PLCB	1,679,616	7,974,295
HSBC Holdings PLCB	1,741,804	14,968,620
Informa PLCB	1,454,299	11,928,386
Johnson Matthey PLCB	154,280	6,309,675
Kingfisher PLCB	1,793,333	7,584,711
Lloyds Banking Group PLCB	20,784,566	16,977,227
Petrofac Ltd.	649,264	7,489,814
Provident Financial Holdings PLCB	229,714	7,874,706
Prudential PLCB	2,759,428	53,181,212
RELX PLCB	939,338	16,815,400
Royal Dutch Shell PLC, Class BB	1,692,211	47,610,618
Shire PLCB	412,831	22,744,544
Sky PLCB	994,777	12,526,802
SSE PLCB	669,355	12,538,097
Standard Chartered PLCB E	1,911,397	18,613,514
Unilever PLCB	275,074	11,168,535
Vodafone Group PLCB	11,230,931	27,458,746
Wolseley PLCB	371,575	22,937,334

Total United Kingdom		637,874,563

SHORT-TERM INVESTMENTS - 2.46% (Cost $65,776,794)
American Beacon U.S. Government Money Market Select Fund, Select ClassH	65,776,794	65,776,794

SECURITIES LENDING COLLATERAL - 0.45% (Cost $12,061,642)
American Beacon U.S. Government Money Market Select Fund, Select ClassH	12,061,642	12,061,642

Total Securities Lending Collateral
TOTAL INVESTMENTS - 100.30% (Cost $2,531,932,254)		2,682,590,325
LIABILITIES, NET OF OTHER ASSETS - (0.30)%		(7,976,901)

TOTAL NET ASSETS - 100.00%		$2,674,613,424

Percentages are stated as a percent of net assets.

A	PDR - Philippine Depository Receipt.
B	PLC - Public Limited Company.
C	CDI - Chess Depository Interest.
D	REIT - Real Estate Investment Trust.
E	Non-income producing security.
F	All or a portion of this security is on loan at January 31, 2017.
G	ADR - American Depositary Receipt.
H	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON INTERNATIONAL EQUITY FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

Futures Contracts Open on January 31, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	Long	22	February 2017	$2,255,392	$(37,372)
ASX SPI 200 Index Futures	Long	49	March 2017	5,160,481	(43,963)
CAC 40 Index Futures	Long	132	February 2017	6,763,804	(142,802)
DAX Index Futures	Long	20	March 2017	6,242,558	45,664
FTSE 100 Index Futures	Long	140	March 2017	12,408,739	27,549
FTSE/MIB Index Futures	Long	13	March 2017	1,302,892	(42,750)
Hang Seng Index Futures	Long	17	February 2017	2,556,333	35,724
IBEX 35 Index Futures	Long	21	February 2017	2,117,565	(13,762)
OMX 30 Index Futures	Long	114	February 2017	2,004,371	31,010
S&P/TSX 60 Index Futures	Long	48	March 2017	6,694,357	(875)
TOPIX Index Futures	Long	123	March 2017	16,524,091	(201,585)

				$64,030,583	$(343,162)

Forward Currency Contracts Open on January 31, 2017:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CAD	2,100,236	3/8/2017	BNP	$49,999	$—	$49,999
Buy	CAD	594,249	3/8/2017	BNP	18,419	—	18,419
Buy	EUR	20,814,351	3/8/2017	BNP	107,886	—	107,886
Sell	AUD	1,532,238	3/8/2017	BNP	—	(69,564)	(69,564)
Sell	AUD	570,611	3/8/2017	BNP	—	(14)	(14)
Sell	EUR	1,944,670	3/8/2017	BNP	—	(24,984)	(24,984)
Buy	AUD	613,804	3/8/2017	BOA	29,464	—	29,464
Buy	AUD	1,582,470	3/8/2017	BOA	48,666	—	48,666
Buy	JPY	1,718,061	3/8/2017	BOA	11,637	—	11,637
Sell	EUR	9,233,671	3/8/2017	BOA	—	(289,642)	(289,642)
Buy	CAD	1,237,700	3/8/2017	BOM	43,602	—	43,602
Buy	SEK	2,216,040	3/8/2017	BOM	85,754	—	85,754
Sell	CHF	705,630	3/8/2017	BOM	—	(10,416)	(10,416)
Sell	JPY	8,179,737	3/8/2017	BOM	—	(304,867)	(304,867)
Buy	EUR	2,131,679	3/8/2017	BRC	11,238	—	11,238
Buy	SEK	624,677	3/8/2017	BRC	41,851	—	41,851
Sell	CAD	734,163	3/8/2017	BRC	—	(12,734)	(12,734)
Sell	CAD	3,331,026	3/8/2017	BRC	—	(96,836)	(96,836)
Buy	CHF	8,116,506	3/8/2017	CBK	136,378	—	136,378
Buy	GBP	2,225,629	3/8/2017	CBK	56,126	—	56,126
Buy	GBP	14,852,971	3/8/2017	CBK	—	(133,095)	(133,095)
Buy	SEK	230,953	3/8/2017	CBK	10,239	—	10,239
Buy	CHF	625,652	3/8/2017	FBF	6,764	—	6,764
Buy	GBP	3,625,048	3/8/2017	FBF	39,373	—	39,373
Buy	JPY	1,692,943	3/8/2017	FBF	64,521	—	64,521
Sell	EUR	2,112,221	3/8/2017	FBF	—	(61,289)	(61,289)
Sell	SEK	188,587	3/8/2017	FBF	—	(3,928)	(3,928)
Sell	SEK	947,628	3/8/2017	FBF	—	(45,780)	(45,780)
Sell	SEK	604,920	3/8/2017	FBF	—	(38,896)	(38,896)
Buy	CAD	8,472,021	3/8/2017	GLM	163,574	—	163,574
Buy	GBP	1,207,227	3/8/2017	GLM	32,203	—	32,203
Buy	JPY	2,926,939	3/8/2017	GLM	88,689	—	88,689
Sell	CHF	677,284	3/8/2017	GLM	—	(23,491)	(23,491)

AMERICAN BEACON INTERNATIONAL EQUITY FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	GBP	3,552,446	3/8/2017	GLM	$—	$(46,449)	$(46,449)
Sell	GBP	1,374,653	3/8/2017	GLM	—	(655)	(655)
Sell	CAD	784,901	3/8/2017	HUS	—	(32,092)	(32,092)
Sell	CAD	2,047,201	3/8/2017	HUS	—	(60,301)	(60,301)
Sell	CHF	638,813	3/8/2017	HUS	—	(305)	(305)
Buy	AUD	577,431	3/8/2017	JPM	2,137	—	2,137
Sell	CHF	2,842,769	3/8/2017	JPM	—	(93,025)	(93,025)
Sell	CHF	1,679,542	3/8/2017	JPM	—	(56,070)	(56,070)
Sell	EUR	2,124,112	3/8/2017	JPM	—	(361)	(361)
Buy	EUR	3,464,518	3/8/2017	MYC	117,399	—	117,399
Buy	JPY	5,171,422	3/8/2017	MYC	216,108	—	216,108
Buy	SEK	357,937	3/8/2017	MYC	14,124	—	14,124
Buy	SEK	222,823	3/8/2017	MYC	2,157	—	2,157
Sell	AUD	594,102	3/8/2017	MYC	—	(31,912)	(31,912)
Sell	GBP	1,336,888	3/8/2017	MYC	—	(32,068)	(32,068)
Sell	GBP	5,979,489	3/8/2017	MYC	—	(97,121)	(97,121)
Sell	GBP	1,379,688	3/8/2017	MYC	—	(31,579)	(31,579)
Sell	JPY	5,143,676	3/8/2017	MYC	—	(171,277)	(171,277)
Sell	SEK	222,709	3/8/2017	MYC	—	(160)	(160)
Buy	EUR	3,436,413	3/8/2017	RBC	92,709	—	92,709
Buy	GBP	1,387,241	3/8/2017	RBC	—	(4,552)	(4,552)
Sell	EUR	5,639,436	3/8/2017	RBC	—	(190,681)	(190,681)
Sell	JPY	1,581,321	3/8/2017	RBC	—	(15,081)	(15,081)
Sell	SEK	214,350	3/8/2017	RBC	—	(10,492)	(10,492)
Buy	CHF	1,088,311	3/8/2017	SCB	34,518	—	34,518
Sell	JPY	1,835,278	3/8/2017	SCB	—	(837)	(837)
Buy	EUR	5,554,465	3/8/2017	SOG	180,065	—	180,065
Buy	JPY	20,303,690	3/8/2017	SOG	124,602	—	124,602
Buy	AUD	6,088,448	3/8/2017	TDB	111,225	—	111,225
Sell	JPY	1,767,524	3/8/2017	TDB	—	(64,780)	(64,780)
Buy	CAD	763,376	3/8/2017	UAG	3,906	—	3,906
Buy	CHF	2,005,470	3/8/2017	UAG	72,278	—	72,278
Sell	CAD	781,058	3/8/2017	UAG	—	(744)	(744)
Buy	AUD	931,316	3/8/2017	WBC	46,824	—	46,824
Sell	AUD	500,137	3/8/2017	WBC	—	(4,198)	(4,198)
Sell	AUD	2,463,553	3/8/2017	WBC	—	(112,261)	(112,261)

					$2,064,435	$(2,172,537)	$(108,102)

Glossary:

Counterparty Abbreviations
BNP	BNP Paribas, N.A.	GLM	Goldman Sachs Bank USA	SOG	Societe Generale
BOA	Bank of America, N.A.	HUS	HSBC Bank USA	TDB	Toronto Dominion Bank
BOM	Bank of Montreal	JPM	JPMorgan Chase Bank, N.A.	UAG	UBS AG
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services	WBC	Westpac Banking Corporation
CBK	Citibank, N.A.	RBC	Royal Bank Of Canada
FBF	Credit Suisse International	SCB	Standard Chartered Bank

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
CAD	Canadian Dollar	GBP	Pound Sterling	SEK	Swedish Krona
CHF	Swiss Franc

AMERICAN BEACON INTERNATIONAL EQUITY FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Royal Dutch Shell PLC	2.8
British American Tobacco PLC	2.3
Novartis AG	2.2
Samsung Electronics Co. Ltd.	2.2
Prudential PLC	2.0
SAP AG	1.7
ABB Ltd.	1.6
KDDI Corp.	1.6
Akzo Nobel	1.5
Volkswagen AG	1.5
Total Fund Holdings	166

Sector Allocation (% Equities)
Financials	19.9
Consumer Discretionary	13.1
Industrials	12.5
Health Care	10.2
Energy	9.3
Materials	8.1
Telecommunication Services	7.9
Consumer Staples	7.9
Information Technology	7.3
Utilities	2.0
Real Estate	1.8

Country Allocation (% Equities)
United Kingdom	24.5
Japan	16.0
France	10.6
Germany	8.8
Switzerland	8.4
Netherlands	6.0
South Korea	4.9
Hong Kong/China	3.2
Canada	2.8
Sweden	2.3
Norway	1.8
Belgium	1.7
Singapore	1.4
Spain	1.4
Australia	1.2
Italy	1.1
Ireland	1.0
Finland	0.8
Luxembourg	0.7
Israel	0.6
Denmark	0.5
Portugal	0.3

AMERICAN BEACON LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 97.73%
CONSUMER DISCRETIONARY - 11.65%
Auto Components - 3.14%
Adient PLCA B	189,298	$12,018,530
Delphi Automotive PLCA	144,270	10,107,556
Goodyear Tire & Rubber Co.	1,445,109	46,807,081
Johnson Controls International PLCA	2,833,867	124,633,471
Magna International, Inc., Class A	1,174,441	50,829,806

		244,396,444

Automobiles - 2.60%
Ford Motor Co.	1,699,452	21,005,227
General Motors Co.	3,231,905	118,320,042
Harley-Davidson, Inc.	281,111	16,034,571
Honda Motor Co., Ltd., ADRC	392,472	11,664,268
Toyota Motor Corp., ADRC	306,599	35,488,834

		202,512,942

Hotels, Restaurants & Leisure - 0.50%
Carnival Corp.	295,300	16,353,714
Norwegian Cruise Line Holdings Ltd.B	471,700	22,169,900

		38,523,614

Household Durables - 0.48%
Koninklijke Philips Electronics N.V.	1,005,002	29,526,959
Newell Rubbermaid, Inc.	41,101	1,945,310
Stanley Black & Decker, Inc.	48,327	5,992,548

		37,464,817

Media - 2.91%
CBS Corp., Class BD	778,703	50,218,556
Comcast Corp., Class A	681,786	51,420,300
Discovery Communications, Inc., Class AB	2,070,944	58,404,574
Interpublic Group of Cos., Inc.	185,753	4,370,768
Omnicom Group, Inc.	319,924	27,401,491
Scripps Networks Interactive, Inc., Class A	288,600	21,979,776
Time Warner, Inc.	102,480	9,925,188
Walt Disney Co.	26,341	2,914,632

		226,635,285

Multiline Retail - 1.06%
Michael Kors Holdings Ltd.B	508,595	21,772,952
Target Corp.	937,603	60,456,641

		82,229,593

Specialty Retail - 0.96%
Advance Auto Parts, Inc.	16,257	2,670,050
Bed Bath & Beyond, Inc.	523,906	21,139,607
Hanesbrands, Inc.	180,516	4,280,034
Lowe’s Cos., Inc.	223,700	16,347,996
Signet Jewelers Ltd.	386,600	30,027,222

		74,464,909

Total Consumer Discretionary		906,227,604

AMERICAN BEACON LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
CONSUMER STAPLES - 5.41%
Beverages - 0.24%
Diageo PLC, Sponsored ADRA C	106,169	$11,894,113
PepsiCo, Inc.	62,024	6,436,851

		18,330,964

Food & Drug Retailing - 1.19%
CVS Caremark Corp.	892,039	70,301,594
Mead Johnson Nutrition Co., Class A	40,070	2,823,332
Wal-Mart Stores, Inc.	286,282	19,106,461

		92,231,387

Food Products - 0.94%
Archer Daniels Midland Co.	201,139	8,902,412
Bunge Ltd.	151,814	10,507,047
Danone S.A., Sponsored ADRC	363,566	4,562,753
General Mills, Inc.	176,878	11,051,337
JM Smucker Co.	45,772	6,218,126
Kellogg Co.	195,495	14,214,441
Nestle S.A., Sponsored ADRC	245,128	17,948,272

		73,404,388

Household Products - 0.06%
Procter & Gamble Co.	51,278	4,491,953

Personal Products - 0.06%
Coty, Inc.	259,164	4,975,949

Tobacco - 2.92%
Altria Group, Inc.	1,012,011	72,034,943
Imperial Brands PLC, ADRA C	1,161,514	54,811,846
Philip Morris International, Inc.	1,044,269	100,385,579

		227,232,368

Total Consumer Staples		420,667,009

ENERGY - 11.10%
Energy Equipment & Services - 0.38%
Cobalt International Energy, Inc.B	3,695,065	3,624,120
Oceaneering International, Inc.	452,900	12,613,265
Schlumberger Ltd.	163,544	13,690,268

		29,927,653

Oil & Gas - 10.72%
Anadarko Petroleum Corp.	672,200	46,738,066
Apache Corp.	712,668	42,631,800
BP PLC, Sponsored ADRA C	4,921,931	177,091,077
Canadian Natural Resources Ltd.	1,846,203	55,810,717
Chevron Corp.	471,783	52,533,037
ConocoPhillips	1,409,216	68,713,372
Devon Energy Corp.	860,766	39,199,284
EOG Resources, Inc.	116,316	11,815,379
Exxon Mobil Corp.	136,069	11,414,828
Hess Corp.	825,992	44,752,247
Kosmos Energy Ltd.B	1,421,245	9,294,942
Marathon Oil Corp.	5,218,986	87,418,016

AMERICAN BEACON LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Oil & Gas - 10.72% (continued)
Marathon Petroleum Corp.	1,125,539	$54,082,149
Murphy Oil Corp.	906,360	26,202,868
Occidental Petroleum Corp.	133,709	9,061,459
Phillips 66	755,604	61,672,398
Royal Dutch Shell PLC, Class A, ADRA C	652,222	35,474,355

		833,905,993

Total Energy		863,833,647

FINANCIALS - 26.13%
Banks - 1.99%
Citizens Financial Group	1,068,253	38,638,711
PNC Financial Services Group, Inc.	418,042	50,357,339
Popular, Inc.	633,600	28,150,848
Regions Financial Corp.	748,400	10,784,444
U.S. Bancorp	514,643	27,095,954

		155,027,296

Diversified Financials - 18.38%
American Express Co.	139,128	10,626,597
Bank of America Corp.	11,155,098	252,551,419
Bank of New York Mellon Corp.	273,912	12,252,084
BlackRock, Inc., Class A	27,475	10,275,101
Blackstone Group, LPE	1,989,048	60,924,540
Capital One Financial Corp.	791,164	69,139,822
Citigroup, Inc.	5,032,938	280,988,929
Franklin Resources, Inc.	147,553	5,863,756
Goldman Sachs Group, Inc.	205,829	47,200,706
JPMorgan Chase & Co.	2,753,203	233,003,570
KKR & Co., LPE	4,585,408	79,602,683
Moody’s Corp.	58,416	6,055,987
Morgan Stanley	887,978	37,730,185
Nasdaq OMX Group	176,683	12,463,219
OneMain Holdings, Inc.B	245,600	5,496,528
S&P Global, Inc.	19,627	2,358,773
Santander Consumer USA Holdings, Inc.	2,210,747	29,226,075
SLM Corp.B	2,789,630	33,140,804
State Street Corp.	576,316	43,915,279
Synchrony Financial	752,487	26,954,084
T. Rowe Price Group, Inc.	30,910	2,084,570
Wells Fargo & Co.	2,990,794	168,471,426

		1,430,326,137

Insurance - 5.76%
Allstate Corp.	296,347	22,288,258
American International Group, Inc.	2,693,883	173,108,922
Aon PLCA	151,068	17,025,364
Berkshire Hathaway, Inc., Class BB	352,891	57,923,529
Chubb Ltd.	160,325	21,081,134
MetLife, Inc.	1,012,302	55,079,352
Prudential Financial, Inc.	96,568	10,150,262

AMERICAN BEACON LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Insurance - 5.76% (continued)
Travelers Cos., Inc.	414,510	$48,820,988
XL Group Ltd.	1,133,693	42,592,846

		448,070,655

Total Financials		2,033,424,088

HEALTH CARE - 11.32%
Biotechnology - 0.75%
Biogen Idec, Inc.B	63,700	17,660,188
Celgene Corp.B	148,500	17,248,275
Gilead Sciences, Inc.	319,600	23,155,020

		58,063,483

Health Care Equipment & Supplies - 1.64%
Medtronic PLCA	1,305,136	99,216,439
Thermo Fisher Scientific, Inc.	85,959	13,099,292
Zimmer Biomet Holdings, Inc.	132,067	15,627,488

		127,943,219

Health Care Providers & Services - 2.06%
Anthem, Inc.	909,031	140,118,038
Cigna Corp.	42,006	6,142,117
Express Scripts Holding Co.B	93,068	6,410,524
McKesson Corp.	52,650	7,326,248

		159,996,927

Pharmaceuticals - 6.87%
Abbott Laboratories	398,311	16,637,450
AbbVie, Inc.	475,684	29,069,049
Akorn, Inc.B	617,800	11,799,980
GlaxoSmithKline PLC, ADRA C	847,134	33,300,838
Horizon Pharma PLCA B	1,150,592	18,835,191
Jazz Pharmaceuticals PLCA B	97,668	11,907,683
Johnson & Johnson	865,079	97,970,197
Mallinckrodt PLCA B	445,407	21,704,683
Merck & Co., Inc.	1,197,856	74,255,093
Mylan N.V.B	509,685	19,393,514
Novartis AG, ADRC	34,256	2,532,204
Pfizer, Inc.	3,542,612	112,407,079
Roche Holding AG, Sponsored ADRC	78,323	2,346,557
Sanofi, ADRC	2,027,745	82,691,441

		534,850,959

Total Health Care		880,854,588

INDUSTRIALS - 11.68%
Aerospace & Defense - 3.81%
AerCap Holdings N.V.B	1,315,300	58,228,331
Boeing Co.	188,185	30,753,193
Embraer S.A., ADRB C	402,100	9,192,006
General Dynamics Corp.	205,436	37,200,351
Lockheed Martin Corp.	52,893	13,293,598
Northrop Grumman Corp.	43,235	9,904,274
Raytheon Co.	484,167	69,797,515

AMERICAN BEACON LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Aerospace & Defense - 3.81% (continued)
Rockwell Collins, Inc.	355,316	$32,248,480
United Technologies Corp.	325,120	35,655,910

		296,273,658

Air Freight & Couriers - 0.21%
United Parcel Service, Inc., Class B	149,111	16,272,483

Airlines - 1.62%
American Airlines Group, Inc.	1,308,200	57,887,850
Delta Air Lines, Inc.	1,444,900	68,257,076

		126,144,926

Commercial Services & Supplies - 0.06%
Equifax, Inc.	39,448	4,626,461

Construction & Engineering - 0.66%
AECOM Technology Corp.B	538,064	19,870,704
Chicago Bridge & Iron Co., N.V.	594,619	19,747,297
Fluor Corp.	211,900	11,760,450

		51,378,451

Diversified Manufacturing - 0.66%
Eaton Corp., PLCA	727,223	51,472,844

Electrical Equipment - 0.37%
IPG Photonics Corp.	249,900	28,736,001

Industrial Conglomerates - 1.30%
3M Co.	126,093	22,043,578
Honeywell International, Inc.	668,476	79,094,080

		101,137,658

Machinery - 2.80%
Caterpillar, Inc.	167,659	16,038,260
CNH Industrial N.V.	3,694,839	33,105,757
Cummins, Inc.	331,897	48,792,178
Danaher Corp.	157,084	13,182,489
Illinois Tool Works, Inc.	82,339	10,473,521
Ingersoll-Rand PLCA	80,282	6,370,377
PACCAR, Inc.	167,651	11,284,589
Parker Hannifin Corp.	194,201	28,572,793
Pentair PLCA	79,032	4,633,646
Reliance Steel & Aluminum Co.	391,875	31,212,844
Terex Corp.	457,910	14,561,538

		218,227,992

Road & Rail - 0.19%
Canadian National Railway Co.	88,613	6,160,376
Union Pacific Corp.	80,340	8,562,637

		14,723,013

Total Industrials		908,993,487

AMERICAN BEACON LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY - 10.49%
Communications Equipment - 1.56%
Cisco Systems, Inc.	1,938,270	$59,543,654
Corning, Inc.	2,337,740	61,926,733

		121,470,387

Computers & Peripherals - 1.80%
Apple, Inc.	307,500	37,315,125
Hewlett Packard Enterprise Co.	3,665,344	83,130,002
International Business Machines Corp.	47,677	8,320,590
Teradata Corp.B	378,794	11,121,392

		139,887,109

Electronic Equipment & Instruments - 0.31%
TE Connectivity Ltd.	320,000	23,792,000

IT Consulting & Services - 0.61%
Accenture PLC, Class AA	244,301	27,818,555
Cognizant Technology Solutions Corp., Class AB	74,238	3,904,176
Fidelity National Information Services, Inc.	130,776	10,386,230
Fiserv, Inc.B	47,149	5,065,217

		47,174,178

Semiconductor Equipment & Products - 1.98%
Intel Corp.	814,756	29,999,316
Micron Technology, Inc.B	3,039,779	73,289,072
Qualcomm, Inc.	617,108	32,972,080
Texas Instruments, Inc.	236,344	17,853,426

		154,113,894

Semiconductors & Semiconductor Equipment - 0.08%
Versum Materials, Inc.B	210,946	5,895,941

Software - 4.15%
Amdocs Ltd.	47,124	2,766,650
Microsoft Corp.	2,363,335	152,789,608
Navient Corp.	1,539,801	23,158,607
Oracle Corp.	3,614,227	144,966,645

		323,681,510

Total Information Technology		816,015,019

MATERIALS - 3.81%
Chemicals - 2.80%
AdvanSix, Inc.B	19,909	511,462
Air Products & Chemicals, Inc.	417,092	58,292,778
Dow Chemical Co.	1,105,897	65,944,638
Eastman Chemical Co.	413,726	32,063,765
EI du Pont de Nemours & Co.	114,402	8,637,351
LyondellBasell Industries N.V., Class A	198,600	18,523,422
Monsanto Co.	39,956	4,327,634
PPG Industries, Inc.	214,237	21,425,842
Sherwin-Williams Co.	27,641	8,397,612

		218,124,504

AMERICAN BEACON LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Containers & Packaging - 0.55%
Crown Holdings, Inc.B	575,137	$31,155,171
Packaging Corp. of America	128,515	11,846,513

		43,001,684

Paper & Forest Products - 0.46%
International Paper Co.	326,986	18,507,408
Louisiana-Pacific Corp.B	891,077	17,046,303

		35,553,711

Total Materials		296,679,899

REAL ESTATE - 0.29%
Equity Real Estate Investment Trusts - 0.29%
Two Harbors Investment Corp.F	2,547,054	22,337,664

TELECOMMUNICATION SERVICES - 3.64%
Diversified Telecommunication Services - 2.60%
AT&T, Inc.	1,608,626	67,819,672
Telefonaktiebolaget LM Ericsson, ADRC	9,194,720	54,156,901
Verizon Communications, Inc.	1,634,446	80,104,198

		202,080,771

Wireless Telecommunication Services - 1.04%
China Mobile Ltd., Sponsored ADRC	673,443	38,386,251
Vodafone Group PLC, ADRA C	1,710,150	42,582,735

		80,968,986

Total Telecommunication Services		283,049,757

UTILITIES - 2.21%
Electric - 2.17%
Calpine Corp.B	4,698,478	55,442,040
CenterPoint Energy, Inc.	903,262	23,674,497
Duke Energy Corp.	120,784	9,486,375
Entergy Corp.	525,029	37,613,078
NRG Energy, Inc.	1,415,832	23,417,861
PPL Corp.	258,654	9,011,505
Southern Co.	193,099	9,544,884

		168,190,240

Multi-Utilities - 0.04%
Xcel Energy, Inc.	83,109	3,434,064

Total Utilities		171,624,304

Total Common Stock (Cost $6,198,479,462)		7,603,707,066

AMERICAN BEACON LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT TERM INVESTMENTS - 2.34% (Cost $182,042,461)
American Beacon U.S. Government Money Market Select Fund, Select ClassG	182,042,461	$182,042,461

TOTAL INVESTMENTS - 100.07% (Cost $6,380,521,923)		7,785,749,527
LIABILITIES, NET OF OTHER ASSETS - (0.07%)		(5,724,624)

TOTAL NET ASSETS - 100.00%		$7,780,024,903

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	ADR - American Depositary Receipt.
D	Non-voting participating shares.
E	MLP - Master Limited Partnership.
F	REIT - Real Estate Investment Trust.
G	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on January 31, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	1,373	March 2017	$156,144,425	$807,222

				$156,144,425	$807,222

Top Ten Holdings (% Net Assets)
Citigroup	3.6
Bank of America Corp.	3.2
JPMorgan Chase & Co.	3.0
BP PLC, Sponsored ADR	2.3
American International Group, Inc.	2.2
Wells Fargo & Co.	2.2
Microsoft Corp.	2.0
Oracle Corp.	1.9
Anthem, Inc.	1.8
Johnson Controls International PLC	1.6
Total Fund Holdings	208

Sector Allocation (% Equities)
Financials	26.7
Industrials	12.0
Consumer Discretionary	11.9
Health Care	11.6
Energy	11.4
Information Technology	10.7
Consumer Staples	5.5
Materials	3.9
Telecommunication Services	3.7
Utilities	2.3
Real Estate	0.3

AMERICAN BEACON MID-CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 95.21%
CONSUMER DISCRETIONARY - 15.96%
Auto Components - 2.69%
Dana, Inc.	358,358	$7,217,330
Delphi Automotive PLCA	54,981	3,851,969
Johnson Controls International PLCA	115,561	5,082,373

		16,151,672

Home Builders - 0.66%
D.R. Horton, Inc.	133,229	3,984,879

Hotels, Restaurants & Leisure - 4.83%
Hilton Worldwide Holdings, Inc.	65,836	3,790,837
Norwegian Cruise Line Holdings Ltd.B	135,925	6,388,475
Royal Caribbean Cruises Ltd.	108,841	10,190,783
SeaWorld Entertainment, Inc.C	160,392	2,904,699
Wyndham Worldwide Corp.	71,521	5,654,450

		28,929,244

Household Durables - 1.88%
Stanley Black & Decker, Inc.	43,698	5,418,552
Whirlpool Corp.	33,532	5,864,411

		11,282,963

Leisure Equipment & Products - 0.60%
Brunswick Corp.	59,666	3,571,607

Media - 3.35%
Interpublic Group of Cos., Inc.	195,981	4,611,433
Meredith Corp.	48,455	2,970,292
News Corp., Class A	333,122	4,094,069
Nielsen Holdings PLCA	68,800	2,814,608
Omnicom Group, Inc.	65,031	5,569,905

		20,060,307

Specialty Retail - 1.96%
Hanesbrands, Inc.	203,015	4,813,486
L Brands, Inc.	55,611	3,348,338
Staples, Inc.	390,071	3,588,653

		11,750,477

Total Consumer Discretionary		95,731,149

CONSUMER STAPLES - 1.52%
Beverages - 0.62%
Coca-Cola European Partners PLCA	106,900	3,691,257

Tobacco - 0.90%
Reynolds American, Inc.	89,970	5,409,896

Total Consumer Staples		9,101,153

ENERGY - 8.87%
Energy Equipment & Services - 2.48%
SEACOR Holdings, Inc.	21,807	1,604,341
Superior Energy Services, Inc.	128,528	2,271,090

AMERICAN BEACON MID-CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Energy Equipment & Services - 2.48% (continued)
TechnipFMC PLCA B	202,439	$6,805,999
Weatherford International PLCA B	798,512	4,160,248

		14,841,678

Oil & Gas - 6.39%
Cenovus Energy, Inc.	388,978	5,301,770
Chesapeake Energy Corp.B	347,100	2,238,795
Devon Energy Corp.	129,900	5,915,646
EQT Corp.	113,700	6,893,631
Murphy Oil Corp.	334,165	9,660,710
PBF Energy, Inc., Class A	155,864	3,614,486
Vermilion Energy, Inc.	114,300	4,708,017

		38,333,055

Total Energy		53,174,733

FINANCIALS - 24.86%
Banks - 8.60%
CIT Group, Inc.	132,814	5,470,609
Comerica, Inc.	71,041	4,797,399
Fifth Third Bancorp	278,120	7,258,932
Frost Bankers, Inc.	48,314	4,319,272
KeyCorp	575,198	10,336,308
M&T Bank Corp.	18,603	3,024,290
New York Community Bancorp, Inc.	339,275	5,153,587
Regions Financial Corp.	408,968	5,893,229
TCF Financial Corp.	90,292	1,566,566
Valley National Bancorp	176,652	2,139,256
Webster Financial Corp.	30,008	1,576,020

		51,535,468

Diversified Financials - 7.04%
Ally Financial, Inc.	303,600	6,412,032
Ameriprise Financial, Inc.	34,489	3,872,080
Apollo Global Management LLC, Class AD E	190,325	4,042,503
Capital One Financial Corp.	20,842	1,821,382
Discover Financial Services	90,261	6,253,282
Franklin Resources, Inc.	124,088	4,931,257
Invesco Ltd.	145,536	4,208,901
KKR & Co., LPE	358,068	6,216,060
SLM Corp.B	378,195	4,492,957

		42,250,454

Insurance - 9.21%
Allstate Corp.	153,651	11,556,092
Assurant, Inc.	22,502	2,185,619
Axis Capital Holdings Ltd.	94,167	6,027,630
FNF Group	246,592	8,719,493
Torchmark Corp.	42,867	3,152,439
Validus Holdings Ltd.	70,673	4,028,361
Voya Financial, Inc.	221,243	8,898,393

AMERICAN BEACON MID-CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Insurance - 9.21% (continued)
Willis Towers Watson PLCA	70,881	$8,869,340
XL Group Ltd.	49,300	1,852,201

		55,289,568

Total Financials		149,075,490

HEALTH CARE - 6.85%
Health Care Equipment & Supplies - 1.57%
Patterson Cos., Inc.	53,624	2,231,295
Zimmer Biomet Holdings, Inc.	60,655	7,177,306

		9,408,601

Health Care Providers & Services - 4.59%
Cardinal Health, Inc.	123,290	9,241,818
Cigna Corp.	42,198	6,170,192
Mednax, Inc.B	86,400	5,905,440
Universal Health Services, Inc., Class B	55,560	6,257,723

		27,575,173

Pharmaceuticals - 0.69%
Mylan N.V.B	108,097	4,113,091

Total Health Care		41,096,865

INDUSTRIALS - 12.05%
Aerospace & Defense - 2.44%
Orbital ATK, Inc.	34,600	3,008,470
Spirit Aerosystems Holdings, Inc., Class A	89,215	5,357,361
TransDigm Group, Inc.	28,875	6,248,550

		14,614,381

Building Products - 1.12%
Owens Corning	121,489	6,712,267

Commercial Services & Supplies - 1.76%
Convergys Corp.	55,030	1,365,845
Genpact Ltd.	143,821	3,549,501
Republic Services, Inc.	80,415	4,614,213
Steelcase, Inc., Class A	59,457	998,878

		10,528,437

Construction & Engineering - 0.64%
AECOM Technology Corp.B	104,714	3,867,088

Engineering & Construction - 0.97%
KBR, Inc.	340,442	5,790,918

Machinery - 3.61%
CNH Industrial N.V.	243,809	2,184,529
Dover Corp.	133,621	10,389,033
Parker Hannifin Corp.	13,557	1,994,641
Terex Corp.	222,555	7,077,249

		21,645,452

AMERICAN BEACON MID-CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Marine - 0.79%
Golar LNG Ltd.	184,089	$4,760,542

Road & Rail - 0.72%
Ryder System, Inc.	33,350	2,587,960
Werner Enterprises, Inc.	62,084	1,744,560

		4,332,520

Total Industrials		72,251,605

INFORMATION TECHNOLOGY - 9.68%
Computers & Peripherals - 1.89%
Hewlett Packard Enterprise Co.	244,558	5,546,575
HP, Inc.	249,096	3,748,895
Seagate Technology PLCA	45,625	2,059,969

		11,355,439

Electronic Equipment & Instruments - 2.70%
Avnet, Inc.	147,986	6,872,470
Flextronics International Ltd.B	378,862	5,936,768
Keysight Technologies, Inc.B	90,841	3,367,476

		16,176,714

IT Consulting & Services - 1.19%
Computer Sciences Corp.	34,168	2,125,250
CSRA, Inc.	68,568	2,126,979
Total System Services, Inc.	56,686	2,872,846

		7,125,075

Semiconductor Equipment & Products - 2.83%
Marvell Technology Group Ltd.	305,724	4,546,116
Microchip Technology, Inc.	106,435	7,168,397
ON Semiconductor Corp.B	392,768	5,231,670

		16,946,183

Semiconductors & Semiconductor Equipment - 0.37%
Versum Materials, Inc.B	80,000	2,236,000

Software - 0.70%
Navient Corp.	279,362	4,201,604

Total Information Technology		58,041,015

MATERIALS - 5.53%
Chemicals - 3.46%
Ashland Global Holdings, Inc.	45,953	5,469,786
Axalta Coating Systems Ltd.B	150,000	4,350,000
Celanese Corp., Series A	27,000	2,278,800
Eastman Chemical Co.	46,302	3,588,405
FMC Corp.	83,606	5,029,737

		20,716,728

Construction Materials - 0.66%
CRH PLC, ADRA F	115,498	3,986,991

AMERICAN BEACON MID-CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Containers & Packaging - 1.41%
Owens-Illinois, Inc.B	190,967	$3,609,276
Packaging Corp. of America	52,496	4,839,081

		8,448,357

Total Materials		33,152,076

REAL ESTATE - 4.92%
Equity Real Estate Investment Trusts - 4.92%
AvalonBay Communities, Inc.G	22,148	3,838,470
CBL & Associates Properties, Inc.G	155,703	1,689,378
Corporate Office Properties TrustG	46,644	1,484,212
EPR PropertiesG	48,664	3,599,675
Geo Group, Inc.G	65,300	2,711,256
Lamar Advertising Co., Class AG	152,780	11,537,946
MFA Financial, Inc.G	340,512	2,686,640
MGM Growth Properties LLCC D G	75,800	1,957,156

Total Real Estate		29,504,733

UTILITIES - 4.97%
Electric - 3.70%
CenterPoint Energy, Inc.	57,849	1,516,222
Edison International	70,707	5,153,126
Great Plains Energy, Inc.	227,047	6,255,144
Pinnacle West Capital Corp.	120,056	9,319,947

		22,244,439

Gas - 0.63%
UGI Corp.	80,832	3,748,180

Multi-Utilities - 0.63%
Xcel Energy, Inc.	90,778	3,750,947

Total Utilities		29,743,566

Total Common Stock (Cost $491,976,077)		570,872,386

SHORT TERM INVESTMENTS - 4.57% (Cost $27,386,611)
American Beacon U.S. Government Money Market Select Fund, Select ClassH	27,386,611	27,386,611

SECURITIES LENDING COLLATERAL - 0.23%
American Beacon U.S. Government Money Market Select Fund, Select ClassH	1,124,271	1,124,271
DWS Government and Agency Securities Portfolio, Institutional Class	277,304	277,304

Total Securities Lending Collateral (Cost $1,401,575)		1,401,575

TOTAL INVESTMENTS - 100.01% (Cost $520,764,263)		599,660,572
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(80,143)

TOTAL NET ASSETS - 100.00%		$599,580,429

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	All or a portion of this security is on loan at January 31, 2017.
D	LLC - Limited Liability Company.
E	MLP - Master Limited Partnership.
F	ADR - American Depositary Receipt.
G	REIT - Real Estate Investment Trust.
H	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON MID-CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

Futures Contracts Open on January 31, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P Midcap 400 E-mini Index Futures	Long	160	March 2017	$26,968,000	$145,259

				$26,968,000	$145,259

Top Ten Holdings (% Net Assets)
Allstate Corp.	1.9
Lamar Advertising Co.	1.9
Dover Corp.	1.7
KeyCorp	1.7
Royal Caribbean Cruises Ltd.	1.7
Murphy Oil Corp.	1.6
Pinnacle West Capital Corp.	1.6
Cardinal Health, Inc.	1.5
Voya Financial, Inc.	1.5
Willis Towers Watson PLC	1.5
Total Fund Holdings	122

Sector Allocation (% Equities)
Financials	26.1
Consumer Discretionary	16.8
Industrials	12.7
Information Technology	10.2
Energy	9.3
Health Care	7.2
Materials	5.8
Utilities	5.2
Real Estate	5.2
Consumer Staples	1.5

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 94.50%
CONSUMER DISCRETIONARY - 13.98%
Auto Components - 1.95%
American Axle & Manufacturing Holdings, Inc.A	2,211,486	$45,114,314
Cooper Tire & Rubber Co.	168,477	6,107,291
Cooper-Standard Holding, Inc.A	58,131	6,120,032
Dana, Inc.	678,499	13,664,970
Gentex Corp.	926,800	19,360,852
Gentherm, Inc.A	271,267	9,602,852
Standard Motor Products, Inc.	62,661	3,124,904
Superior Industries International, Inc.	173,005	3,987,765
Tenneco, Inc.	433,211	29,220,082

		136,303,062

Automobiles - 0.54%
Avis Budget Group, Inc.A	289,200	10,764,024
Hyster-Yale Materials Handling, Inc.	106,158	6,530,840
Thor Industries, Inc.	128,694	13,319,829
Winnebago Industries, Inc.	235,300	7,388,420

		38,003,113

Commercial Services - 0.06%
Sotheby’s, Class AA B	99,765	3,961,668

Homebuilders - 0.12%
William Lyon Homes, Inc., Class AA	466,636	8,236,125

Hotels, Restaurants & Leisure - 0.95%
Belmond Ltd., Class AA	939,660	13,014,291
Bloomin’ Brands, Inc.	183,585	3,141,139
Brinker International, Inc.	292,790	13,029,155
Cheesecake Factory, Inc.	288,710	17,397,665
Golden Entertainment, Inc.	46,700	514,634
ILG, Inc.	439,300	8,324,735
International Speedway Corp., Class A	90,120	3,302,898
Penn National Gaming, Inc.A	146,389	2,017,240
Ruby Tuesday, Inc.A	1,161,832	2,277,191
Speedway Motorsports, Inc.	139,836	3,005,076

		66,024,024

Household Durables - 2.76%
ACCO Brands Corp.A	734,412	9,363,753
Cavco Industries, Inc.A	66,901	6,573,023
Ethan Allen Interiors, Inc.	392,465	11,420,732
Helen of Troy Ltd.A	110,440	10,304,052
HNI Corp.	78,396	3,951,942
InvenSense, Inc.A	394,663	4,996,434
KB HomeB	676,331	11,078,302
Knoll, Inc.	949,944	24,803,038
La-Z-Boy, Inc.	128,302	3,669,437
LGI Homes, Inc.A B	61,500	1,910,190
Libbey Glass, Inc.	24,051	411,513
Lifetime Brands, Inc.	38,287	572,391
M/I Homes, Inc.A	407,664	10,248,672
Matthews International Corp., Class A	78,519	5,296,107

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Household Durables - 2.76% (continued)
MDC Holdings, Inc.	173,657	$4,695,685
Meritage Homes Corp.	134,197	4,931,740
Taylor Morrison Home Corp., Class AA	170,931	3,316,061
Toll Brothers, Inc.A	539,580	16,921,229
TRI Pointe Homes, Inc.A	2,347,201	28,800,156
Tupperware Brands Corp.	165,375	9,982,035
Whirlpool Corp.	111,457	19,492,715

		192,739,207

Household Products - 0.17%
CalAtlantic Group, Inc.	346,368	12,077,852

Internet & Catalog Retail - 0.19%
Insight Enterprises, Inc.A	351,079	13,035,563

Leisure Equipment & Products - 0.26%
Brunswick Corp.	295,100	17,664,686
Johnson Outdoors, Inc., Class A	9,836	339,145

		18,003,831

Media - 1.42%
Banner Corp.	298,455	16,749,295
Entercom Communications Corp., Class A	190,266	2,701,777
EW Scripps Co., Class A	840,702	16,376,875
John Wiley & Sons, Inc., Class A	73,647	4,057,950
MDC Partners, Inc.A	1,064,700	6,814,080
Meredith Corp.	288,820	17,704,665
MSG Networks, Inc.A	202,250	4,692,200
New York Times Co., Class A	935,233	12,625,646
Scholastic Corp.	381,130	17,448,131

		99,170,619

Multiline Retail - 0.44%
Big Lots, Inc.	334,906	16,745,300
Dillard’s, Inc., Class A	214,296	12,094,866
Fred’s, Inc., Class AB	93,174	1,357,545
Stein Mart, Inc.	215,799	789,824

		30,987,535

Specialty Retail - 4.30%
Aaron’s, Inc.	660,784	20,444,657
Abercrombie & Fitch Co., Class A	63,487	737,084
American Eagle Outfitters, Inc.	588,000	8,884,680
America’s Car-Mart, Inc.A	28,298	1,187,101
Asbury Automotive Group, Inc.A	65,500	4,296,800
Ascena Retail Group, Inc.A	428,678	2,061,941
Big 5 Sporting Goods Corp.	103,897	1,600,014
Buckle, Inc.B	187,506	3,965,752
Caleres, Inc.	292,511	8,994,713
Cato Corp., Class A	25,441	645,947
Chico’s FAS, Inc.	429,484	5,793,739
Children’s Place Retail Stores, Inc.	155,674	15,100,378
DSW, Inc., Class A	103,422	2,188,410
Essendant, Inc.	173,427	3,622,890
Express, Inc.	1,091,253	11,600,019

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Specialty Retail - 4.30% (continued)
Finish Line, Inc., Class A	275,078	$4,731,342
Genesco, Inc.A	139,478	8,396,576
Group 1 Automotive, Inc.	245,720	19,851,719
Hibbett Sports, Inc.A B	223,065	7,361,145
Kirkland’s, Inc.	135,594	1,882,045
Lithia Motors, Inc., Class A	69,800	7,197,776
Office Depot, Inc.	6,139,317	27,319,961
PC Connection, Inc.	35,960	980,989
Penske Automotive Group, Inc.	322,613	17,537,243
Pier 1 Imports, Inc.	453,239	3,295,048
Rent-A-Center, Inc.	129,679	1,161,924
Restoration Hardware Holdings, Inc.A B	1,090,872	29,475,361
Rush Enterprises, Inc., Class AA	922,923	30,225,728
Select Comfort Corp.A	120,063	2,422,871
Shoe Carnival, Inc.	40,177	1,027,326
Sonic Automotive, Inc., Class A	1,232,046	28,829,876
Tailored Brands, Inc.	157,500	3,346,875
Urban Outfitters, Inc.A	346,806	9,204,231
West Marine, Inc.A	88,245	818,031
Zumiez, Inc.A B	163,208	3,272,320

		299,462,512

Textiles & Apparel - 0.82%
Chefs’ Warehouse, Inc.A	73,011	1,219,284
Deckers Outdoor Corp.A	381,440	21,970,944
Fossil Group, Inc.A	82,301	2,104,437
Guess?, Inc.	304,122	3,883,638
Kate Spade & Co.A	618,904	11,455,912
Movado Group, Inc.	83,091	2,255,921
Oxford Industries, Inc.	129,388	7,118,928
Vera Bradley, Inc.A	623,291	7,142,915

		57,151,979

Total Consumer Discretionary		975,157,090

CONSUMER STAPLES - 1.68%
Beverages - 0.26%
The Boston Beer Co., Inc., Class AA	116,017	17,831,813

Consumer Products - 0.01%
Tejon Ranch Co.A	25,641	605,897

Food & Drug Retailing - 0.91%
Andersons, Inc.	183,068	6,910,817
Ingles Markets, Inc., Class A	41,200	1,864,300
SpartanNash Co.	224,662	8,505,703
United Natural Foods, Inc.A	691,547	31,603,698
Vitamin Shoppe, Inc.A	557,893	12,078,383
Weis Markets, Inc.	54,257	3,225,036

		64,187,937

Food Products - 0.36%
Darling Ingredients, Inc.A	310,587	3,727,044
Dean Foods Co.	131,700	2,615,562

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Food Products - 0.36% (continued)
Fresh Del Monte Produce, Inc.	170,400	$9,755,400
Hain Celestial Group, Inc.A	227,991	9,019,324

		25,117,330

Personal Products - 0.02%
Avon Products, Inc.A	264,639	1,553,431

Tobacco - 0.12%
Universal Corp.	118,491	8,057,388

Total Consumer Staples		117,353,796

ENERGY - 5.64%
Banks - 0.11%
Energy XXI Gulf Coast, Inc.A	269,400	7,839,540

Energy Equipment & Services - 1.99%
Cobalt International Energy, Inc.A	2,342,799	2,297,817
Dril-Quip, Inc.A	236,445	14,706,879
Flotek Industries, Inc.A B	846,542	8,947,949
Frank’s International N.V.B	291,100	3,446,624
McDermott International, Inc.A	1,564,203	12,670,044
Nabors Industries Ltd.	932,400	15,151,500
Oil States International, Inc.A	598,986	23,659,947
Patterson-UTI Energy, Inc.	444,260	12,457,050
PDC Energy, Inc.A	184,146	13,615,755
Rowan Cos., PLC, Class AA C	412,700	7,395,584
RPC, Inc.B	744,183	16,014,818
SEACOR Holdings, Inc.	57,038	4,196,286
Unit Corp.A	155,080	4,032,080

		138,592,333

Oil & Gas - 3.54%
Aegean Marine Petroleum Network, Inc.B	124,655	1,377,438
Callon Petroleum Co.A	2,579,362	39,412,651
Carrizo Oil & Gas, Inc.A	253,716	8,971,398
Consol Energy, Inc.A	754,890	12,787,837
Denbury Resources, Inc.A	589,700	1,975,495
Gran Tierra Energy, Inc.A B	959,717	2,476,070
Green Plains Renewable Energy, Inc.	126,200	2,839,500
Helix Energy Solutions Group, Inc.A	899,036	7,623,825
Kosmos Energy Ltd.A	2,436,067	15,931,878
Murphy Oil Corp.	557,030	16,103,737
Natural Gas Services Group, Inc.A	230,637	6,619,282
Oasis Petroleum, Inc.A	1,540,242	21,779,021
Par Pacific Holdings, Inc.A B	65,396	950,204
PBF Energy, Inc., Class A	313,700	7,274,703
QEP Resources, Inc.A	788,300	13,747,952
Range Resources Corp.	518,625	16,772,333
Renewable Energy Group, Inc.A	109,237	950,362
SemGroup Corp., Class A	359,659	14,278,462
Synergy Resources Corp.A	2,247,541	19,351,328

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Oil & Gas - 3.54% (continued)
Whiting Petroleum Corp.A	1,944,900	$21,568,941
WPX Energy, Inc.A	1,005,500	14,006,615

		246,799,032

Total Energy		393,230,905

FINANCIALS - 23.79%
Banks - 13.06%
1st Source Corp.	73,965	3,336,561
Associated Banc-Corp.	2,107,436	53,318,131
BancorpSouth, Inc.	261,407	7,763,788
Berkshire Hills Bancorp, Inc.	93,636	3,314,714
BofI Holding, Inc.A B	166,600	4,914,700
BOK Financial Corp.B	158,391	13,026,076
Boston Private Financial Holdings, Inc.	153,104	2,526,216
Brookline Bancorp, Inc.	833,864	13,133,358
Bryn Mawr Bank Corp.	177,915	7,125,496
Capital Bank Financial Corp., Class A	255,462	10,065,203
Cathay General Bancorp	220,403	8,031,485
Central Pacific Financial Corp.	426,189	13,352,501
Chemical Financial Corp.	134,814	6,663,856
Clifton Bancorp, Inc.	104,033	1,614,592
CoBiz Financial, Inc.	332,661	5,828,221
CVB Financial Corp.	497,465	11,212,861
Dime Community Bancshares, Inc.	95,538	2,044,513
FCB Financial Holdings, Inc., Class AA	204,154	9,585,030
First Busey Corp.	242,900	7,104,825
First Citizens BancShares, Inc., Class A	18,723	6,866,473
First Commonwealth Financial Corp.	314,069	4,434,654
First Financial Corp.	112,682	5,448,175
First Hawaiian, Inc.	522,400	17,233,976
First Horizon National Corp.	1,930,412	38,608,240
First Interstate Bancsystem, Inc., Class A	297,436	12,239,491
First Merchants Corp.	94,186	3,610,149
First Midwest Bancorp, Inc.	520,734	12,643,422
Flushing Financial Corp.	34,319	933,477
FNB Corp.	920,456	13,751,613
Frost Bankers, Inc.	58,765	5,253,591
Fulton Financial Corp.	2,066,154	37,604,003
Hancock Holding Co.	993,618	45,557,385
Hanmi Financial Corp.	74,080	2,455,752
Hope Bancorp, Inc.	216,085	4,518,337
Horizon Bancorp	75,200	1,927,376
Iberiabank Corp.	387,137	31,803,305
International Bancshares Corp.	446,893	16,579,730
Investors Bancorp, Inc.	1,181,501	16,954,539
MainSource Financial Group, Inc.	161,015	5,290,953
MB Financial, Inc.	182,837	8,141,732
National Bank Holdings Corp., Class A	79,243	2,575,398
Northwest Bancshares, Inc.	341,860	5,835,550
Old National Bancorp	1,006,512	17,865,588
People’s United Financial, Inc.	808,394	15,157,388
Popular, Inc.	838,958	37,274,904

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Banks - 13.06% (continued)
Prosperity Bancshares, Inc.	664,113	$48,234,527
Provident Financial Services, Inc.	196,418	5,199,184
Real Industry, Inc.A	722,432	3,901,133
Renasant Corp.	81,227	3,232,835
Republic Bancorp, Inc., Class A	49,000	1,697,850
S&T Bancorp, Inc.	98,675	3,712,154
Sandy Spring Bancorp, Inc.	64,933	2,660,305
Seacoast Banking Corp. of FloridaA	654,704	14,259,453
Simmons First National Corp., Class A	165,736	9,969,020
South State Corp.	111,687	9,984,818
Sterling Bancorp	749,139	17,866,965
TCF Financial Corp.	810,597	14,063,858
The Bank of NT Butterfield & Son Ltd.	187,700	6,173,453
Trustmark Corp.	378,046	12,709,907
UMB Financial Corp.	597,906	46,122,469
Umpqua Holdings Corp.	1,796,119	32,886,939
Union Bankshares Corp.	109,887	4,039,446
United Bankshares, Inc.B	131,774	5,903,475
United Community Banks, Inc.	530,104	14,911,826
United Financial Bancorp, Inc.	132,946	2,399,675
Valley National Bancorp	723,931	8,766,804
Washington Federal, Inc.	770,025	25,295,321
Webster Financial Corp.	613,015	32,195,547
WesBanco, Inc.	221,477	9,191,296
Wintrust Financial Corp.	302,482	21,657,711

		911,563,299

Capital Markets - 0.04%
Donnelley Financial Solutions, Inc.A	127,755	3,076,340

Diversified Financials - 4.03%
Ashford, Inc.A	1	53
Beneficial Bancorp, Inc.	201,225	3,591,866
Calamos Asset Management, Inc., Class A	263,572	2,219,276
Capitol Federal Financial, Inc.	455,889	7,043,485
Cohen & Steers, Inc.	273,739	9,550,754
Credit Acceptance Corp.A B	76,795	15,764,478
Customers Bancorp, Inc.A	406,679	14,014,158
Encore Capital Group, Inc.A B	37,100	1,148,245
Essent Group Ltd.A	245,090	8,472,761
First BanCorp Puerto RicoA	1,751,010	11,766,787
Flagstar Bancorp, Inc.A	148,951	3,838,467
Great Western Bancorp, Inc.	374,010	15,988,927
Green Dot Corp., Class AA	37,762	1,012,022
Heartland Financial USA, Inc.	68,650	3,212,820
HomeStreet, Inc.	325,300	8,522,860
Intl FCStone, Inc.A	48,500	1,788,680
Janus Capital Group, Inc.	544,593	6,807,413
KCG Holdings, Inc., Class AA	287,101	4,010,801
Kearny Financial Corp.	233,000	3,553,250
Meridian Bancorp, Inc.	107,007	2,017,082
MGIC Investment Corp.A	896,700	9,549,854
Nelnet, Inc., Class A	175,575	8,608,442

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Diversified Financials - 4.03% (continued)
Northfield Bancorp, Inc.	189,895	$3,427,605
Oppenheimer Holdings, Inc., Class A	266,597	4,558,809
Oritani Financial Corp.	123,896	2,149,596
Piper Jaffray Cos.	39,780	2,804,490
PRA Group, Inc.	122,000	4,855,600
Retail Opportunity Investments Corp.D	223,455	4,737,246
Santander Consumer USA Holdings, Inc.	521,300	6,891,586
SLM Corp.A	699,800	8,313,624
Stifel Financial Corp.A	223,096	11,228,422
Synovus Financial Corp.	944,882	39,382,682
Texas Capital Bancshares, Inc.A	495,936	40,914,720
Virtus Investment Partners, Inc.	32,294	3,520,046
Waddell & Reed Financial, Inc., Class A	204,101	3,684,023
Walker & Dunlop, Inc.A	81,110	2,547,665

		281,498,595

Insurance - 6.47%
Allied World Assurance Co., Holdings AG	150,938	8,019,336
American Equity Investment Life Holding Co.	485,653	11,461,411
AMERISAFE, Inc.	50,590	3,189,700
Amtrust Financial Services, Inc.	248,000	6,544,720
Argo Group International Holdings Ltd.	215,179	13,760,697
Aspen Insurance Holdings Ltd.	386,013	21,771,132
Assurant, Inc.	180,383	17,520,601
Assured Guaranty Ltd.	377,089	14,672,533
Axis Capital Holdings Ltd.	236,158	15,116,474
CNO Financial Group, Inc.	1,712,981	32,392,470
Employers Holdings, Inc.	84,444	3,077,984
Endurance Specialty Holdings Ltd.	86,107	7,981,258
Enstar Group Ltd.A	180,974	35,045,614
FBL Financial Group, Inc., Class A	49,983	3,488,813
First American Financial Corp.	252,039	9,471,626
Genworth Financial, Inc., Class AA	466,491	1,567,410
Global Indemnity Ltd.A	399,323	15,777,252
Hanover Insurance Group, Inc.	215,589	18,096,541
Hilltop Holdings, Inc.	516,894	14,152,558
Horace Mann Educators Corp.	784,121	32,423,403
Infinity Property & Casualty Corp.	48,562	4,217,610
Kemper Corp.	169,596	7,326,547
Maiden Holdings Ltd.	226,738	4,024,600
MBIA, Inc.A	357,300	3,644,460
National General Holdings Corp.	322,600	7,900,474
National Western Life Group, Inc., Class A	5,590	1,638,709
Navigators Group, Inc.	87,930	4,937,270
Old Republic International Corp.	809,386	16,835,229
OneBeacon Insurance Group Ltd., Class A	59,500	965,685
Primerica, Inc.	156,296	11,792,533
ProAssurance Corp.	146,208	7,953,715
Radian Group, Inc.	485,600	8,935,040
Renaissancere Holdings Ltd.	122,371	16,681,614
Safety Insurance Group, Inc.	127,994	9,177,170
Selective Insurance Group, Inc.	366,030	15,263,451

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Insurance - 6.47% (continued)
State Auto Financial Corp.	68,773	$1,737,206
Third Point Reinsurance Ltd.A	256,084	2,932,162
United Fire Group, Inc.	71,841	3,390,895
Universal Insurance Holdings, Inc.B	141,178	3,691,805
Validus Holdings Ltd.	275,841	15,722,937
White Mountains Insurance Group Ltd.	18,847	17,146,246

		451,446,891

Mortgage Banks - 0.07%
Nationstar Mortgage Holdings, Inc.A B	256,348	4,650,153

Specialty Finance - 0.12%
GATX Corp.B	142,449	8,236,401

Total Financials		1,660,471,679

HEALTH CARE - 3.26%
Biotechnology - 0.07%
Charles River Laboratories International, Inc.A	62,757	5,070,766

Health Care Equipment & Supplies - 0.74%
Globus Medical, Inc., Class AA	585,113	15,423,579
Hillenbrand, Inc.	365,926	13,374,595
Hill-Rom Holdings, Inc.	133,421	7,854,494
Integra LifeSciences Holdings Corp.A	34,517	1,440,394
Invacare Corp.	741,539	8,527,699
Natus Medical, Inc.A	135,367	5,286,081

		51,906,842

Health Care Providers & Services - 2.10%
Air Methods Corp.	261,798	9,346,189
Allscripts Healthcare Solutions, Inc.	994,675	11,647,644
Almost Family, Inc.	33,073	1,562,699
Amedisys, Inc.A	160,222	7,341,372
AMN Healthcare Services, Inc.A	587,439	21,059,688
Community Health Systems, Inc.	419,685	2,685,984
Hanger Orthopedic Group, Inc.A	697,921	8,389,010
HealthSouth Corp.	810,180	31,451,188
LifePoint Hospitals, Inc.A	158,590	9,412,317
Magellan Health Services, Inc.A	84,850	6,359,508
Omnicell, Inc.A	357,259	12,825,598
Owens & Minor, Inc.	360,471	12,933,699
Select Medical Holdings Corp.A	500,152	6,226,892
Tivity Health, Inc.A	114,687	2,941,722
Triple-S Management Corp., Class BA	93,044	1,778,071

		145,961,581

Life Sciences - 0.13%
INC Research Holdings, Inc.A	167,000	8,851,000

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Pharmaceuticals - 0.22%
Phibro Animal Health Corp.	135,500	$3,617,850
Spectrum Pharmaceuticals, Inc.	222,133	1,035,140
Supernus Pharmaceuticals, Inc.A	399,825	10,815,266

		15,468,256

Total Health Care		227,258,445

INDUSTRIALS - 19.33%
Aerospace & Defense - 1.34%
AAR Corp.	538,630	17,230,773
Aerovironment, Inc.A	403,330	10,563,213
Aircastle Ltd.	708,845	15,807,243
Cubic Corp.	124,327	5,911,749
DigitalGlobe, Inc.A	189,740	5,322,207
Embraer S.A., ADRA E	493,300	11,276,838
Kaman Corp.	20,861	1,054,106
KLX, Inc.A	172,750	8,463,023
Moog, Inc., Class AA	110,825	7,300,043
Triumph Group, Inc.	33,569	897,971
World Fuel Services Corp.	210,318	9,354,945

		93,182,111

Air Freight & Couriers - 0.07%
HUB Group, Inc., Class AA	105,952	4,698,971

Airlines - 0.39%
Hawaiian Holdings, Inc.A	175,800	8,957,010
Skywest, Inc.	170,242	6,026,567
Spirit Airlines, Inc.A	228,100	12,326,524

		27,310,101

Building Products - 2.49%
Apogee Enterprises, Inc.	258,019	14,727,725
Atkore International Group, Inc.A	58,104	1,554,456
Builders FirstSource, Inc.A	367,000	3,948,920
Crane Co.	330,163	23,784,942
Masonite International Corp.	300,806	20,033,680
Owens Corning	400,327	22,118,066
Ply Gem Holding, Inc.A	599,399	9,680,294
Simpson Manufacturing Co., Inc.	584,953	25,457,155
Trex Co., Inc.A	357,472	24,211,579
Universal Forest Products, Inc.	134,378	13,667,586
USG Corp.A	480,630	14,702,472

		173,886,875

Commercial Services & Supplies - 3.56%
Aceto Corp.	328,401	6,269,175
American Public Education, Inc.A	69,873	1,697,914
Apollo Group, Inc., Class AA	143,876	1,437,321
Atlas Air Worldwide Holdings, Inc.A	82,280	4,340,270
Bridgepoint Education, Inc.A	316,792	3,370,667
Brink’s Co.	169,315	7,534,518
Capella Education Co.	42,391	3,624,431

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Commercial Services & Supplies - 3.56% (continued)
Convergys Corp.	475,935	$11,812,707
CSG Systems International, Inc.	322,061	15,587,752
CyrusOne, Inc.D	264,319	12,729,603
Deluxe Corp.	253,166	18,443,142
DeVry, Inc.	294,363	9,861,161
Graham Holdings Co., Class B	8,300	4,312,265
Heidrick & Struggles International, Inc.	159,718	3,569,697
Herman Miller, Inc.	376,803	11,756,254
Hudson Global, Inc.	623,926	804,865
Interface, Inc.	504,669	9,184,976
Kelly Services, Inc., Class A	407,390	9,121,462
Korn/Ferry International	743,466	21,597,686
LSC Communications, Inc.	258,344	6,773,780
McGrath Rentcorp	135,857	5,200,606
Mobile Mini, Inc.	568,269	18,497,156
Morningstar, Inc.	130,663	9,949,987
MSA Safety, Inc.	85,167	6,076,665
Navigant Consulting, Inc.A	123,175	3,042,423
PHH Corp.A	617,820	9,007,816
Resources Connection, Inc.	324,636	5,421,421
RR Donnelley & Sons Co.	139,757	2,396,833
Steelcase, Inc., Class A	281,200	4,724,160
Strayer Education, Inc.A	97,915	7,931,115
Team, Inc.	132,848	4,463,693
Weight Watchers International, Inc.A B	263,804	3,284,360
West Corp.	180,557	4,382,118

		248,207,999

Construction & Engineering - 2.34%
AECOM Technology Corp.A	407,345	15,043,251
Aegion Corp.A	235,999	5,489,337
Comfort Systems USA, Inc.	758,015	25,658,807
EMCOR Group, Inc.	336,655	23,461,487
Granite Construction, Inc.	268,920	15,094,480
Primoris Services Corp.	864,477	21,456,319
Quanta Services, Inc.A	313,372	11,246,921
Tutor Perini Corp.	1,541,286	45,930,323

		163,380,925

Diversified Manufacturing - 0.56%
Barnes Group, Inc.	816,676	39,306,616

Electrical Equipment - 1.95%
Belden, Inc.	58,559	4,478,007
Encore Wire Corp.	346,208	14,627,288
EnerSys, Inc.	516,146	40,233,580
First Solar, Inc.A B	257,631	8,035,511
Geospace Technologies Corp.A	266,571	6,221,767
II-VI, Inc.	1,202,325	43,884,863
Regal-Beloit Corp.	258,723	18,783,290

		136,264,306

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Engineering & Construction - 0.44%
KBR, Inc.	1,798,695	$30,595,802

Industrial Conglomerates - 0.09%
Park-Ohio Industries, Inc.	44,041	1,975,239
Trimas Corp.A	197,511	4,206,984

		6,182,223

Machinery - 4.38%
Actuant Corp., Class A	171,196	4,476,775
AGCO Corp.	249,482	15,667,470
Altra Industrial Motion Corp.	71,337	2,660,870
Applied Industrial Technologies, Inc.	107,155	6,477,520
Astec Industries, Inc.	141,256	9,885,095
Briggs & Stratton Corp.	402,100	8,709,486
Chart Industries, Inc.A	354,198	13,739,340
Colfax Corp.A	585,000	22,815,000
Columbus McKinnon Corp.	96,560	2,654,434
EnPro Industries, Inc.	432,107	29,344,386
Esterline Technologies Corp.A	83,495	7,151,347
Greenbrier Cos., Inc.B	93,300	4,081,875
ITT, Inc.	240,858	9,843,866
Joy Global, Inc.	81,307	2,286,353
Kennametal, Inc.	506,824	18,113,890
Lindsay Corp.B	174,226	13,126,187
Meritor, Inc.A	1,331,653	19,215,753
Miller Industries, Inc.	226,733	6,008,425
Navistar International Corp.	106,166	2,895,147
Oshkosh Corp.	326,305	22,720,617
Raven Industries, Inc.	300,735	7,533,412
Reliance Steel & Aluminum Co.	216,215	17,221,525
Sun Hydraulics Corp.	116,079	4,547,975
Tennant Co.	55,301	3,829,594
Terex Corp.	969,439	30,828,160
Trinity Industries, Inc.	379,129	10,441,213
Valmont Industries, Inc.	43,828	6,311,232
Wabash National Corp.	209,426	3,696,369

		306,283,316

Marine - 0.43%
Kirby Corp.A	215,616	13,896,451
Matson, Inc.	450,247	16,055,808

		29,952,259

Road & Rail - 0.81%
ArcBest Corp.	37,300	1,178,680
Knight Transportation, Inc.	328,004	10,955,334
Marten Transport Ltd.	388,804	8,884,171
Ryder System, Inc.	267,546	20,761,569
Swift Transportation Co.A	430,637	9,831,443
Werner Enterprises, Inc.	176,809	4,968,333

		56,579,530

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Trading Companies & Distributors - 0.38%
Air Lease Corp.	338,357	$12,309,428
Veritiv Corp.A	52,600	2,948,230
WESCO International, Inc.A	157,090	11,106,263

		26,363,921

Transportation Infrastructure - 0.10%
Wesco Aircraft Holdings, Inc.A	475,173	7,198,871

Total Industrials		1,349,393,826

INFORMATION TECHNOLOGY - 13.32%
Communications Equipment - 1.45%
Adtran, Inc.	244,475	5,354,003
Anixter International, Inc.	186,132	15,914,286
Brocade Communications Systems, Inc.	404,670	5,046,235
CalAmp Corp.A	423,431	6,359,934
Comtech Telecommunications Corp.	88,741	952,191
Digi International, Inc.A	80,644	1,052,404
Extreme NetworksA	1,740,094	9,622,720
Finisar Corp.A	216,791	6,410,510
IxiaA	156,051	3,035,192
Plantronics, Inc.	428,404	24,239,097
Verint Systems, Inc.A	495,474	18,505,954
Viavi Solutions, Inc.A	554,063	4,958,864

		101,451,390

Computers & Peripherals - 1.23%
Cray, Inc.A	451,403	7,741,561
Electronics for Imaging, Inc.A	222,407	9,994,971
Mercury Systems, Inc.A	574,451	19,370,487
NCR Corp.A	444,285	19,113,141
Stratasys Ltd.A	39,097	770,993
Synaptics, Inc.A	95,202	5,367,489
Teradata Corp.A	796,674	23,390,349

		85,748,991

Electronic Equipment & Instruments - 4.58%
Avnet, Inc.	440,647	20,463,646
AVX Corp.	496,580	8,044,596
Benchmark Electronics, Inc.A	198,866	6,085,300
Celestica, Inc.A	376,930	5,231,788
ePlus, Inc.	9,950	1,114,898
FLIR Systems, Inc.	286,478	10,121,267
Itron, Inc.A	135,304	8,348,257
Jabil Circuit, Inc.	639,722	15,340,534
Keysight Technologies, Inc.A	501,920	18,606,173
Methode Electronics, Inc.	71,110	2,990,176
MTS Systems Corp.	376,705	21,886,561
Nanometrics, Inc.A	295,285	7,591,777
Plexus Corp.A	571,745	31,045,754
Sanmina Corp.A	856,615	33,365,153
Scansource, Inc.A	294,185	11,635,017
Tech Data Corp.A	321,426	27,501,209
Teledyne Technologies, Inc.A	108,949	13,386,564

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Electronic Equipment & Instruments - 4.58% (continued)
Tronox Ltd., Class A	196,007	$2,454,008
TTM Technologies, Inc.A	324,800	4,816,784
Veeco Instruments, Inc.A	168,941	4,350,231
Vishay Intertechnology, Inc.	3,889,558	64,566,663

		318,946,356

Internet Software & Services - 0.57%
Grand Canyon Education, Inc.A	141,400	8,339,772
LivePerson, Inc.A	361,793	2,641,089
Netgear, Inc.A	164,314	9,349,467
Web.com Group, Inc.A	421,945	7,995,858
WebMD Health Corp.A	230,469	11,498,098
Zix Corp.	61,435	293,045

		40,117,329

IT Consulting & Services - 0.70%
Acxiom Corp.A	452,799	11,818,054
CACI International, Inc., Class AA	46,426	5,701,113
EVERTEC, Inc.	297,561	5,073,415
Mantech International Corp., Class A	168,246	6,551,499
Science Applications International Corp.	65,199	5,308,503
Sykes Enterprises, Inc.A	72,645	2,028,975
Travelport Worldwide Ltd.	597,325	8,577,587
Unisys Corp.A B	312,419	4,014,584

		49,073,730

Semiconductor Equipment & Products - 2.98%
Advanced Energy Industries, Inc.A	113,100	6,654,804
Amkor Technology, Inc.A	416,290	3,917,289
Brooks Automation, Inc.	2,213,567	38,560,337
Cirrus Logic, Inc.A	327,204	19,736,945
Diodes, Inc.A	1,823,315	45,382,310
Entegris, Inc.A	400,702	7,513,163
Integrated Device Technology, Inc.A	369,418	9,305,639
IXYS Corp.	232,211	2,809,753
Kulicke & Soffa Industries, Inc.A	196,533	3,455,050
Microsemi Corp.	121,103	6,436,624
ON Semiconductor Corp.A	992,516	13,220,313
Photronics, Inc.A	2,626,450	30,204,175
Semtech Corp.A	344,725	11,358,689
Xcerra Corp.A	1,194,440	9,053,855

		207,608,946

Semiconductors & Semiconductor Equipment - 0.02%
ChipMOS TECHNOLOGIES, Inc., ADRE	88,797	1,366,586

Software - 1.79%
Bottomline Technologies, Inc.A	126,218	3,246,327
CommVault Systems, Inc.A	82,714	4,061,257
DST Systems, Inc.	146,113	16,824,912
FARO Technologies, Inc.A	604,491	22,426,616
Mentor Graphics Corp.	825,386	30,464,997
MicroStrategy, Inc., Class AA	61,659	12,411,957
Navient Corp.	797,760	11,998,310

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Software - 1.79% (continued)
Netscout Systems, Inc.A	380,710	$12,677,643
Quality Systems, Inc.A	293,143	4,400,076
Qualys, Inc.A	178,567	6,410,555

		124,922,650

Total Information Technology		929,235,978

MATERIALS - 5.79%
Chemicals - 2.76%
A. Schulman, Inc.	221,235	7,632,608
American Vanguard Corp.	453,145	7,794,094
Cabot Corp.	243,724	13,494,998
Calgon Carbon Corp.	526,212	8,340,460
Cambrex Corp.	366,367	19,215,949
Ferro Corp.A	274,400	3,880,016
HB Fuller Co.	115,954	5,724,649
Huntsman Corp.	783,560	15,976,788
Innophos Holdings, Inc.	46,269	2,250,524
Innospec, Inc.	188,069	13,418,723
Kronos Worldwide, Inc.B	307,121	4,060,140
Minerals Technologies, Inc.	109,830	8,802,875
Olin Corp.	205,368	5,382,695
PolyOne Corp.	997,580	34,027,454
Scotts Miracle-Gro Co., Class A	246,052	22,629,402
Stepan Co.	122,810	9,592,689
Trinseo S.A.	146,900	9,511,775

		191,735,839

Construction Materials - 0.01%
Boise Cascade Co.A	37,249	923,775

Containers & Packaging - 0.30%
Greif, Inc., Class A	98,928	5,696,274
Owens-Illinois, Inc.A	823,870	15,571,143

		21,267,417

Metals & Mining - 2.06%
Allegheny Technologies, Inc.B	1,192,600	25,915,198
Carpenter Technology Corp.	410,398	16,424,128
Coeur d’Alene Mines Corp.	399,697	4,656,470
Commercial Metals Co.	376,825	7,698,535
Ferroglobe PLCC	2,123,070	22,313,466
Ferroglobe Representations & Warranty Insurance TrustA G	2,123,070	—
Gibraltar Industries, Inc.A	469,721	20,620,751
Global Brass & Copper Holdings, Inc.	428,299	14,198,112
Haynes International, Inc.	174,225	7,162,390
Materion Corp.	137,288	5,395,418
Pan American Silver Corp.	270,124	5,275,522
Schnitzer Steel Industries, Inc., Class A	34,714	820,986
Stillwater Mining Co.A	531,193	9,030,281
Worthington Industries, Inc.	92,600	4,425,354

		143,936,611

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
Paper & Forest Products - 0.66%
Domtar Corp.	215,636	$9,421,137
Glatfelter Co.	399,187	9,744,155
Louisiana-Pacific Corp.A	674,147	12,896,432
Mercer International, Inc.	176,708	2,111,661
Potlatch Corp.D	174,166	7,175,639
Schweitzer-Mauduit International, Inc.	103,264	4,577,693

		45,926,717

Total Materials		403,790,359

REAL ESTATE - 4.28%
Equity Real Estate Investment Trusts - 4.21%
Agree Realty Corp.D	172,449	8,087,858
American Assets Trust, Inc.D	248,706	10,676,949
Apollo Commercial Real Estate Finance, Inc.D	127,280	2,215,945
Ashford Hospitality Prime, Inc.D	189,590	2,548,090
Ashford Hospitality Trust, Inc.D	611,731	4,649,156
Brandywine Realty TrustD	571,410	9,199,701
CareTrust REIT, Inc.D	599,635	9,090,467
CBL & Associates Properties, Inc.D	1,295,855	14,060,026
CoreCivic, Inc.D	256,219	7,440,600
Cousins Properties, Inc.D	932,490	7,926,165
DuPont Fabros Technology, Inc.D	208,100	9,880,588
Education Realty Trust, Inc.D	195,673	7,868,011
Geo Group, Inc.D	941,663	39,097,848
Granite Real Estate Investment TrustD	458,960	15,604,640
Healthcare Trust of America, Inc., Class AD	221,858	6,449,412
Hospitality Properties TrustD	103,727	3,229,022
Invesco Mortgage Capital, Inc.D	428,629	6,245,125
LaSalle Hotel PropertiesD	345,784	10,432,303
Lexington Realty TrustD	711,600	7,628,352
Mack-Cali Realty Corp.D	294,315	8,246,706
Medical Properties Trust, Inc.D	592,662	7,556,441
New Residential Investment Corp.D	325,554	4,932,143
Outfront Media, Inc.D	253,383	6,950,296
Parkway, Inc.A D	389,320	8,288,623
Pebblebrook Hotel TrustD	738,722	22,095,175
Pennsylvania Real Estate Investment TrustD	381,360	6,830,158
RAIT Financial TrustD	1,150,000	3,979,000
Ramco-Gershenson Properties TrustD	402,855	6,550,422
RLJ Lodging TrustD	271,272	6,296,223
Ryman Hospitality Properties, Inc.D	120,194	7,353,469
Select Income REITD	238,500	5,964,885
Seritage Growth PropertiesB D	177,500	7,242,000
STAG Industrial, Inc.D	59,220	1,370,351
Tanger Factory Outlet Centers, Inc.D	223,537	7,642,730

		293,628,880

Real Estate Management & Development - 0.07%
HFF, Inc., Class A	66,300	1,967,784
Marcus & Millichap, Inc.A	123,700	3,187,749

		5,155,533

Total Real Estate		298,784,413

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
TELECOMMUNICATION SERVICES - 0.95%
Diversified Telecommunication Services - 0.75%
ARRIS International PLCA C	1,482,026	$42,356,303
EchoStar Corp., Class AA	152,668	7,775,381
Loral Space & Communications, Inc.	59,083	2,407,632

		52,539,316

Wireless Telecommunication Services - 0.20%
Iridium Communications, Inc.A B	319,968	3,231,677
Telephone & Data Systems, Inc.	341,003	10,451,742

		13,683,419

Total Telecommunication Services		66,222,735

UTILITIES - 2.48%
Electric - 1.71%
Allete, Inc.	149,716	9,783,941
Black Hills Corp.	165,465	10,349,836
Great Plains Energy, Inc.	524,071	14,438,156
Hawaiian Electric Industries, Inc.	385,974	12,922,410
IDACORP, Inc.	92,666	7,415,133
NRG Energy, Inc.	590,800	9,771,832
NRG Yield, Inc., Class A	113,840	1,849,900
NRG Yield, Inc., Class C	445,660	7,553,937
Portland General Electric Co.	1,026,218	44,753,367

		118,838,512

Gas - 0.41%
Chesapeake Utilities Corp.	164,067	10,729,982
WGL Holdings, Inc.	218,224	17,881,275

		28,611,257

Multi-Utilities - 0.25%
Avista Corp.	189,305	7,314,745
Vectren Corp.	190,518	10,457,533

		17,772,278

Water Utilities - 0.11%
American States Water Co.	176,502	7,727,258

Total Utilities		172,949,305

Total Common Stock (Cost $5,197,657,577)		6,593,848,531

SHORT TERM INVESTMENTS - 5.29% (Cost $368,859,360)
American Beacon U.S. Government Money Market Select Fund, Select ClassF	368,859,360	368,859,360

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 2.70%
DWS Government and Agency Securities Portfolio, Institutional Class	43,634,314	$43,634,314
American Beacon U.S. Government Money Market Select Fund, Select ClassF	144,987,903	144,987,903

Total Securities Lending Collateral (Cost $188,622,217)		188,622,217

TOTAL INVESTMENTS - 102.49% (Cost $5,755,139,154)		7,151,330,108
LIABILITIES, NET OF OTHER ASSETS - (2.49%)		(174,048,870)

TOTAL NET ASSETS - 100.00%		$6,977,281,238

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2017.
C	PLC - Public Limited Company.
D	REIT - Real Estate Investment Trust.
E	ADR - American Depositary Receipt.
F	The Fund is affiliated by having the same investment advisor.
G	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the fair value securities amounted to $0.00 or 0.00% of net assets.

Futures Contracts Open on January 31, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	Long	5,141	March 2017	$349,459,475	$(2,140,012)

				$349,459,475	$(2,140,012)

Top Ten Holdings (% Net Assets)
Vishay Intertechnology, Inc.	0.9
Associated Banc-Corp.	0.8
Prosperity Bancshares, Inc.	0.7
UMB Financial Corp.	0.7
Tutor Perini Corp.	0.7
Hancock Holding Co.	0.7
Diodes, Inc.	0.7
American Axle & Manufacturing Holdings, Inc.	0.6
Portland General Electric Co.	0.6
II-VI, Inc.	0.6
Total Fund Holdings	623

AMERICAN BEACON SMALL CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

Sector Allocation (% Equities)
Financials	25.2
Industrials	20.5
Consumer Discretionary	14.8
Information Technology	14.1
Materials	6.1
Energy	6.0
Real Estate	4.5
Health Care	3.4
Utilities	2.6
Consumer Staples	1.8
Telecommunication Services	1.0

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of January 31, 2017, the Trust consists of twenty-seven active series, six of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Balanced Fund (“Balanced Fund”), American Beacon Garcia Hamilton Quality Bond Fund (“Garcia Hamilton Fund”), American Beacon International Equity Fund (“International Equity Fund”), American Beacon Mid-Cap Value Fund (“Mid-Cap Value Fund”), American Beacon Large Cap Value Fund (“Large Cap Value Fund”), and American Beacon Small Cap Value Fund (“Small Cap Value Fund”). The remaining twenty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are generally considered Level 2 as they are valued using observable inputs.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of January 31, 2017, the investments were classified as described below:

Balanced Fund (1)	Level 1	Level 2	Level 3	Total
Common Stock	$473,484,628	$—	$—	$473,484,628
Corporate Obligations	—	90,911,430	—	90,911,430
Asset-Backed Obligations	—	4,889,059	—	4,889,059
Commercial Mortgage-Backed Obligations	—	8,129,231	—	8,129,231
U.S. Agency Mortgage-Backed Obligations	—	40,251,265	—	40,251,265
U.S. Treasury Obligations	—	107,186,704	—	107,186,704
Municipal Obligations	—	2,153,466	—	2,153,466
Short-Term Investments - Money Market Funds	42,128,589	—	—	42,128,589

Total Investments in Securities	$515,613,217	$253,521,155	$—	$769,134,372

Balanced Fund (1) (continued)	Level 1	Level 2	Level 3	Total
Financial Derivatives Instruments - Liabilities
Futures Contracts	$217,647	$—	$—	$217,647

Garcia Hamilton Quality Bond Fund(1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$55,117,838	$—	$55,117,838
U.S. Government Agency Obligations	—	40,042,700	—	40,042,700
U.S. Treasury Obligations	—	40,995,087	—	40,995,087
Short-Term Investments - Money Market Funds	655,955	—	—	655,955

Total Investments in Securities	$655,955	$136,155,625	$—	$136,811,580

International Equity Fund(1)	Level 1	Level 2	Level 3	Total
Foreign Common Stocks:
Australia	$32,139,147	$—	$—	$32,139,147
Belgium	44,307,859	—	—	44,307,859
Canada	73,389,626	—	—	73,389,626
Denmark	13,019,791	—	—	13,019,791
Finland	19,941,735	—	—	19,941,735
France	277,095,696	—	—	277,095,696
Germany	188,286,955	—	—	188,286,955
Hong Kong/China	82,678,290	—	—	82,678,290
Ireland	26,760,850	—	—	26,760,850
Israel	14,834,094	—	—	14,834,094
Italy	27,823,980	—	—	27,823,980
Japan	417,080,214	—	—	417,080,214
Luxembourg	18,658,404	—	—	18,658,404
Netherlands	156,360,299	—	—	156,360,299
Norway	48,166,077	—	—	48,166,077
Portugal	7,337,911	—	—	7,337,911
Singapore	37,569,233	—	—	37,569,233
South Korea	126,509,918	—	—	126,509,918
Spain	36,324,494	—	—	36,324,494
Sweden	60,380,183	—	—	60,380,183
Switzerland	218,182,225	—	—	218,182,225
United Kingdom	637,874,563	—	—	637,874,563
Foreign Preferred Stocks:
Germany	40,030,345	—	—	40,030,345
Short-Term investments - Money Market Funds	65,776,794	—	—	65,776,794
Securities Lending Collateral invested in Money Market Funds	12,061,642	—	—	12,061,642

Total Investments in Securities	$2,682,590,325	$—	$—	$2,682,590,325

Financial Derivative Instruments - Assets
Futures Contracts	$139,947	$—	$—	$139,947
Forward Currency Contracts	—	2,064,435	—	2,064,435

Total Financial Derivative Instruments - Assets	$139,947	$2,064,435	$—	$2,204,382

Financial Derivative Instruments - Liabilities
Futures Contracts	$(483,109)	$—	$—	$(483,109)
Forward Currency Contracts	—	(2,172,537)	—	(2,172,537)

Total Financial Derivative Instruments - Liabilities	$(483,109)	$(2,172,537)	$—	$(2,655,646)

Large Cap Value Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$7,603,707,066	$—	$—	$7,603,707,066
Short-Term Investments - Money Market Funds	182,042,461	—	—	182,042,461

Total Investments in Securities	$7,785,749,527	$—	$—	$7,785,749,527

Financial Derivative Instruments - Assets
Futures Contracts	$807,222	$—	$—	$807,222

Mid-Cap Value Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$570,872,386	$—	$—	$570,872,386
Short-Term Investments - Money Market Funds	27,386,611	—	—	27,386,611
Securities Lending Collateral invested in Money Markets Funds	1,401,575	—	—	1,401,575

Total Investments in Securities	$599,660,572	$—	$—	$599,660,572

Financial Derivative Instruments - Assets
Futures Contracts	$145,259	$—	$—	$145,259

Small Cap Value Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$6,593,848,531	$—	$—	$6,593,848,531
Short-Term Investments - Money Market Funds	368,859,360	—	—	368,859,360
Securities Lending Collateral invested in Money Markets Funds	188,622,217	—	—	188,622,217

Total Investments in Securities	$7,151,330,108	$—	$—	$7,151,330,108

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,140,012)	$—	$—	$(2,140,012)

(1)	Refer to the Schedule of Investments for industry information.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of January 31, 2017, there were no transfers between levels for the Funds.

Securities and other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Chess Depository Instruments (“CDIs”)

CDIs are financial products in which a unit of beneficial ownership is the underlying financial interests of the issuer. The financial interests of the issuer can be foreign equities, debt or other securities through one or more nominee companies, known as depository nominees. These underlying financial interests are quoted on the Australian Stock Exchange (“ASX”) market. With the exception of voting arrangements and some corporate actions of foreign issuers domiciled in certain jurisdictions, the CDI holder has the same rights as holders of financial interests of the issuer that are legally registered in the holder’s name. All of the economic benefits such as dividends, bonus issues, rights issues, interest payments, and maturity payments or similar corporate actions flow through to the CDI holder as if you were the legal owner of the corresponding financial product. The difference between holding CDIs and holding the foreign shares of the issuer is that the holder has beneficial ownership of the equivalent number of foreign shares of the issuer instead of legal title. Legal title to the foreign shares of the issuer is held by a nominee company on behalf of CDI holders.

Emerging Markets Debt

The Funds may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Payment In-Kind Securities

The Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable.

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended January 31, 2017 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end fund, closed-end fund, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Master Agreements

The Funds are a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non- convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Mortgage-Related and Other Asset-Backed Securities

The Balanced Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Securities Lending

The International Equity, Mid-Cap Value, and Small Cap Value Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The International Equity Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended January 31, 2017, the Fund entered into forward foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the period ended January 31, 2017, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

Principal Risks

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Market Risk

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risk

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as “Deposits with brokers for futures contracts” and “Payable to brokers for futures contracts”, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Funds are subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2017, the cost of investments for federal income tax purposes was as follows:

Fund	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$696,091,846	$99,034,109	$(25,991,583)	$73,042,526
Garcia Hamilton	140,734,153	251,476	(4,174,049)	(3,922,573)
International Equity	2,531,932,254	287,581,241	(136,923,170)	150,658,071
Large Cap Value	6,519,590,975	1,695,520,102	(429,361,550)	1,266,158,552
Mid-Cap Value	524,861,395	92,996,863	(18,247,686)	74,749,177
Small Cap Value	5,807,194,690	1,554,148,687	(210,013,269)	1,344,135,418

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds are carried forward indefinitely and retain their character as short-term and/or long-term losses. For the period ended January 31, 2017, the Funds have the following capital loss carryforwards:

Fund	Short-term	Long-term
Balanced	$2,065,884	$4,189,544
International Equity	21,948,151	44,112,279
Mid-Cap Value	8,005,273	11,290,330

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: March 31, 2017

By:	/s/ Melinda G. Heika
Melinda G. Heika Chief Financial Officer and Treasurer

Date: March 31, 2017